Schedule of Investments	February 28, 2022 (Unaudited)

Global X Alternative Income ETF

	Shares	Value
COMMON STOCK — 11.3%
Utilities — 11.3%
Consolidated Edison	6,923	$593,786
Dominion Energy	6,840	543,985
Duke Energy	5,107	512,794
Edison International	8,988	570,019
Entergy	5,035	529,732
OGE Energy	15,096	566,855
PPL	17,858	467,344
Southern	8,037	520,556
TOTAL COMMON STOCK
(Cost $3,976,290)		4,305,071

EXCHANGE TRADED FUNDS — 77.2%
Global X Emerging Markets Bond ETF (A) (B)	303,526	7,330,153
Global X Nasdaq 100 Covered Call ETF (A)	364,619	7,336,134
Global X SuperDividend® REIT ETF (A)	845,785	7,459,824
Global X U.S. Preferred ETF (A) (B)	312,244	7,393,938
TOTAL EXCHANGE TRADED FUNDS
(Cost $33,349,227)		29,520,049

MASTER LIMITED PARTNERSHIPS — 11.4%
Energy — 8.7%
BP Midstream Partners	37,695	626,868
Enterprise Products Partners	23,340	569,963
Holly Energy Partners	27,173	451,615
Magellan Midstream Partners	10,907	529,208
MPLX	17,739	581,484
Sunoco	13,425	579,289
		3,338,427
Industrials — 1.4%
Icahn Enterprises	10,033	549,206
Utilities — 1.3%
Suburban Propane Partners	32,527	485,628
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,006,964)		4,373,261

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Alternative Income ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,696)	3,696	$3,696
REPURCHASE AGREEMENT(C) — 0.0%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $3,599 (collateralized by U.S. Treasury Obligations, ranging in par value $78 - $343, 0.250%, 07/31/2025, with a total market value of $3,662)
(Cost $3,599)	$3,599	3,599
TOTAL INVESTMENTS — 99.9%
(Cost $40,339,776)		$38,205,676

Percentages are based on Net Assets of $38,228,608.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $7,151.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $7,295.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Alternative Income ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,305,071	$—	$—	$4,305,071
Exchange Traded Funds	29,520,049	—	—	29,520,049
Master Limited Partnerships	4,373,261	—	—	4,373,261
Short-Term Investment	3,696	—	—	3,696
Repurchase Agreement	—	3,599	—	3,599
Total Investments in Securities	$38,202,077	$3,599	$—	$38,205,676

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended February 28, 2022:

			Changes in
Value at	Purchases at	Proceeds from	Unrealized	Realized Gain	Value at		Dividend
11/30/2021	Cost	Sales	(Depreciation)	(Loss)	2/28/2022	Shares	Income

Global X Emerging Markets Bond ETF
$7,042,394	$867,569	$(107,837)	$(474,881)	$2,908	$7,330,153	303,526	$131,647
Global X Nasdaq 100 Covered Call ETF
$7,381,232	$875,329	$(109,589)	$(814,591)	$3,753	$7,336,134	364,619	$308,321
Global X SuperDividend® REIT ETF
$6,944,625	$882,182	$(105,270)	$(281,711)	$19,998	$7,459,824	845,785	$116,946
Global X U.S. Preferred ETF
$7,090,553	$879,065	$(104,671)	$(470,567)	$(442)	$7,393,938	312,244	$94,120

Totals:
$28,458,804	$3,504,145	$(427,367)	$(2,041,750)	$26,217	$29,520,049		$651,034

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.6%
Communication Services — 3.0%
Interpublic Group	14,997	$551,890
Omnicom Group	7,832	657,026
		1,208,916
Consumer Discretionary — 9.0%
Best Buy	5,352	517,217
Garmin	4,076	450,153
Genuine Parts	4,122	503,544
Newell Brands	24,878	590,852
Ralph Lauren, Cl A	4,501	594,312
Tapestry	12,845	525,361
Whirlpool	2,425	488,080
		3,669,519
Consumer Staples — 11.8%
Coca-Cola	9,872	614,433
Hershey	2,974	601,521
J M Smucker	4,142	558,135
Kraft Heinz	16,263	637,835
Molson Coors Beverage, Cl B	12,021	627,256
Mondelez International, Cl A	8,921	584,147
Procter & Gamble	3,570	556,527
Tyson Foods, Cl A	6,603	611,834
		4,791,688
Energy — 13.3%
Baker Hughes, Cl A	21,837	641,571
Chevron	4,690	675,360
ConocoPhillips	7,560	717,142
Coterra Energy	26,569	619,855
Diamondback Energy	4,997	690,086
EOG Resources	6,198	712,274
Exxon Mobil	8,815	691,272

Schedule of Investments	February 28, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	8,728	$679,649
		5,427,209
Financials — 24.6%
Bank of America	12,475	551,395
Cincinnati Financial	4,746	582,761
Citizens Financial Group	11,720	614,362
Comerica	6,573	627,656
Discover Financial Services	4,757	587,204
Franklin Resources	16,316	485,075
Huntington Bancshares	36,376	564,556
Invesco	24,007	509,909
JPMorgan Chase	3,481	493,606
M&T Bank	3,645	664,228
Northern Trust	4,689	534,077
PNC Financial Services Group	2,760	549,930
Regions Financial	24,991	604,532
Synchrony Financial	11,601	496,291
T Rowe Price Group	2,803	405,202
Truist Financial	9,357	582,193
US Bancorp	9,617	543,745
Zions Bancorp	8,788	622,981
		10,019,703
Health Care — 4.3%
Cardinal Health	11,457	618,792
Cigna	2,583	614,186
Pfizer	10,522	493,903
		1,726,881
Industrials — 16.0%
3M	3,139	466,612
CH Robinson Worldwide	5,311	513,467
Cummins	2,550	520,506

Schedule of Investments	February 28, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton	3,261	$503,140
Fastenal	8,664	445,849
General Dynamics	2,708	634,891
Honeywell International	2,650	502,838
Illinois Tool Works	2,303	498,231
L3Harris Technologies	2,554	644,400
Lockheed Martin	1,609	697,984
Snap-On	2,552	536,379
United Parcel Service, Cl B	2,659	559,507
		6,523,804
Information Technology — 5.0%
Cisco Systems	9,376	522,900
Intel	10,891	519,501
Paychex	4,474	532,674
Texas Instruments	2,804	476,652
		2,051,727
Materials — 7.4%
Dow	10,157	598,857
International Paper	12,103	526,844
LyondellBasell Industries, Cl A	6,182	601,076
Newmont	9,901	655,446
Packaging Corp of America	4,339	638,657
		3,020,880
Real Estate — 3.9%
Equity Residential ‡	6,335	540,375
Public Storage ‡	1,583	561,997
Regency Centers ‡	7,580	499,446
		1,601,818
Utilities — 1.3%
NRG Energy	14,293	540,847

Schedule of Investments	February 28, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $39,835,304)		$40,582,992
TOTAL INVESTMENTS — 99.6%
(Cost $39,835,304)		$40,582,992

Percentages are based on Net Assets of $40,734,276.

‡	Real Estate Investment Trust

Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
BERMUDA— 1.1%
Financials — 0.9%
Aspen Insurance Holdings, 5.950%, ICE LIBOR USD 3 Month + 4.060% (A)	161,250	$4,132,838
PartnerRe, 4.875% (B)	118,133	2,804,477
RenaissanceRe Holdings, 5.750%	153,492	3,907,906
RenaissanceRe Holdings, 4.200%	294,147	6,309,453
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (A)	126,168	3,366,162
		20,520,836
Industrials — 0.2%
Triton International, 8.000%	84,681	2,249,127
Triton International, 5.750%	98,252	2,322,677
		4,571,804
TOTAL BERMUDA		25,092,640
CANADA— 1.4%
Energy — 0.4%
Enbridge, 6.375%, ICE LIBOR USD 3 Month + 3.593% (A)	369,119	9,560,182
Financials — 0.3%
Brookfield Finance, 4.625%	248,168	5,293,423
Brookfield Finance I UK, 4.500%	132,699	2,761,466
		8,054,889
Utilities — 0.7%
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (A)	203,891	5,443,890
Brookfield BRP Holdings Canada, 4.625%	217,890	4,373,052
Brookfield Infrastructure Finance ULC, 5.000%	157,110	3,418,714
Brookfield Infrastructure Partners, 5.125%	121,434	2,642,404
Brookfield Infrastructure Partners, 5.000%	118,046	2,501,395
		18,379,455

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
TOTAL CANADA		$35,994,526
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 5.100%	566,014	13,708,859
TOTAL NETHERLANDS		13,708,859
UNITED STATES— 96.2%
Communication Services — 5.9%
AT&T, 5.625%	505,490	12,809,117
AT&T, 5.350%	791,836	19,772,145
AT&T, 5.000%	718,017	16,514,391
AT&T, 4.750%	1,050,389	22,961,504
Paramount Global, 5.750% (B)	153,735	8,187,926
Qwest, 6.750%	405,667	10,084,882
Qwest, 6.500%	598,119	14,534,292
Telephone and Data Systems, 6.625%	255,500	6,387,500
Telephone and Data Systems, 6.000%	409,474	9,295,060
United States Cellular, 6.250%	304,216	7,477,629
United States Cellular, 5.500%	304,211	7,103,327
United States Cellular, 5.500%	308,417	7,152,190
		142,279,963
Consumer Discretionary — 3.4%
Aptiv, 5.500%	175,059	25,509,597
Brunswick, 6.375%	134,822	3,533,685
Ford Motor, 6.200%	460,168	11,660,657
Ford Motor, 6.000%	490,445	12,359,214
Qurate Retail, 8.000%	190,646	17,779,646
QVC, 6.375%	130,187	2,994,301
QVC, 6.250%	304,356	6,838,879
		80,675,979

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — 1.7%
DCP Midstream, 7.950%, ICE LIBOR USD 3 Month + 4.882% (A)	72,574	$1,749,759
DCP Midstream, 7.875%, ICE LIBOR USD 3 Month + 4.919% (A)	96,079	2,281,876
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (A)	490,760	11,994,174
Energy Transfer, 7.400%	270,735	6,578,860
Energy Transfer, 7.375%, ICE LIBOR USD 3 Month + 4.530% (A)	273,761	6,422,433
NuStar Energy, 6.969%, ICE LIBOR USD 3 Month + 6.766% (A)	128,821	2,937,119
NuStar Logistics, 6.975%, ICE LIBOR USD 3 Month + 6.734% (A)	244,857	6,101,836
		38,066,057
Financials — 61.5%
Affiliated Managers Group, 5.875%	175,186	4,630,166
Affiliated Managers Group, 4.750%	167,981	3,798,050
Affiliated Managers Group, 4.200%	112,672	2,273,721
Allstate, 5.625%	353,966	9,203,116
Allstate, 5.100%	687,874	17,430,727
Allstate, 4.750%	187,156	4,504,845
American Equity Investment Life Holding, 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (A)	182,269	4,831,951
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (A)	243,489	6,279,581
American International Group, 5.850%	308,317	8,084,072
Apollo Asset Management, 6.375%	187,234	4,763,233
Apollo Asset Management, 6.375%	161,388	4,010,492
Arch Capital Group, 5.450%	192,602	4,743,787
Arch Capital Group, 4.550%	308,546	6,803,439
Assurant, 5.250%	152,061	3,707,247

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (A)	368,860	$9,955,531
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	527,711	14,300,968
Athene Holding, 5.625%	201,311	4,893,870
Athene Holding, 4.875%	354,109	7,581,474
Axis Capital Holdings, 5.500%	338,975	8,321,836
Bank of America, 7.250%	46,398	61,132,149
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A)	627,366	16,499,726
Bank of America, 6.000%	821,631	21,395,271
Bank of America, 5.875%	523,135	13,580,585
Bank of America, 5.375%	850,688	21,564,941
Bank of America, 5.000%	784,454	19,274,035
Bank of America, 4.375% (B)	672,413	14,880,500
Bank of America, 4.125% (B)	560,333	11,918,283
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.350% (A) (B)	198,191	4,498,936
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.500% (A) (B)	256,479	5,747,694
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.750% (A)	133,174	2,967,117
Bank of America, 3.000%, ICE LIBOR USD 3 Month + 0.650% (A)	181,862	3,746,357
Bank of Hawaii, 4.375%	114,701	2,677,121
Brighthouse Financial, 6.750%	244,879	6,366,854
Brighthouse Financial, 6.600%	258,443	6,864,246
Brighthouse Financial, 6.250%	218,903	5,487,898
Brighthouse Financial, 5.375%	342,036	8,095,992
Capital One Financial, 5.000%	912,954	21,691,787
Capital One Financial, 4.800%	748,039	17,092,691
Capital One Financial, 4.375%	414,977	8,772,614

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Capital One Financial, 4.250%	248,945	$5,235,313
Carlyle Finance, 4.625%	308,688	6,571,968
Charles Schwab, 5.950%	460,442	11,681,414
Charles Schwab, 4.450%	369,310	8,527,368
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (A)	581,075	15,718,079
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (A)	910,037	24,197,884
Citigroup Capital XIII, 6.669%, ICE LIBOR USD 3 Month + 6.370% (A)	1,350,797	35,877,168
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (A)	175,103	4,598,205
Citizens Financial Group, 5.000%	261,391	6,372,713
Cullen/Frost Bankers, 4.450%	91,586	2,046,947
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (A)	243,500	6,469,795
Equitable Holdings, 5.250%	490,382	11,813,302
Equitable Holdings, 4.300%	175,599	3,712,163
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A)	273,782	7,260,699
Fifth Third Bancorp, 4.950%	153,405	3,772,229
First Citizens BancShares, 5.625%	113,336	2,825,466
First Horizon, 4.700% (B)	96,329	2,237,723
First Republic Bank, 5.500% (B)	173,864	4,443,964
First Republic Bank, 4.700%	240,336	5,465,241
First Republic Bank, 4.250% (B)	458,671	9,742,172
First Republic Bank, 4.125% (B)	304,200	6,391,242
First Republic Bank, 4.000%	445,117	9,026,973
Fulton Financial, 5.125%	116,113	2,733,300
Globe Life, 4.250% (B)	202,676	4,639,254
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	429,411	11,422,333

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 5.500%, ICE LIBOR USD 3 Month + 3.640% (A)	611,702	$15,708,507
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.670% (A)	808,164	18,337,241
Goldman Sachs Group, 3.750%, ICE LIBOR USD 3 Month + 0.750% (A)	450,678	10,050,119
Hancock Whitney, 6.250%	97,212	2,532,373
Hartford Financial Services Group, 6.000%	201,118	5,249,180
Huntington Bancshares, 4.500%	304,202	6,579,889
JPMorgan Chase, 6.000%	1,111,187	29,490,903
JPMorgan Chase, 5.750%	1,018,046	26,642,264
JPMorgan Chase, 4.750%	551,168	13,233,544
JPMorgan Chase, 4.625%	1,110,882	25,528,068
JPMorgan Chase, 4.550%	912,952	20,596,197
JPMorgan Chase, 4.200%	1,201,376	25,781,529
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (A)	307,801	8,390,655
KeyCorp, 5.650%	258,441	6,644,518
KeyCorp, 5.625%	273,777	7,167,482
KKR, 6.000% (B)	345,521	26,276,872
KKR Group Finance IX, 4.625%	308,601	7,020,673
MetLife, 5.625% (B)	493,468	12,805,495
MetLife, 4.750%	597,045	14,311,169
MetLife, 4.000%, ICE LIBOR USD 3 Month + 1.000% (A) (B)	369,498	8,646,253
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (A)	527,887	14,268,786
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (A)	520,454	14,062,667
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (A)	597,477	16,107,980
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (A)	597,718	16,108,500

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.875%	304,212	$7,419,731
Morgan Stanley, 4.000%, ICE LIBOR USD 3 Month + 0.700% (A) (B)	657,026	14,677,961
Navient, 6.000%	175,765	4,035,564
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (A)	317,328	8,571,029
Northern Trust, 4.700% (B)	243,488	6,004,414
Oaktree Capital Group, 6.625%	101,174	2,613,324
People's United Financial, 5.625%, ICE LIBOR USD 3 Month + 4.020% (A)	146,570	3,824,011
Prospect Capital, 5.350%	81,256	1,647,872
Prudential Financial, 5.625%	347,790	8,927,769
Prudential Financial, 4.125% (B)	304,207	6,969,382
Ready Capital, 7.000% ‡	61,788	1,608,960
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A)	308,140	8,288,966
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (A)	308,157	8,252,444
Regions Financial, 4.450%	248,203	5,515,071
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A) (B)	243,496	6,623,091
Selective Insurance Group, 4.600%	116,383	2,586,030
Signature Bank NY, 5.000%	447,928	10,342,658
Silvergate Capital, 5.375%	112,765	2,479,702
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A)	459,885	11,892,626
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A)	307,982	8,195,401
Stifel Financial, 6.125%	141,635	3,630,105
Stifel Financial, 4.500%	173,441	3,626,651
SVB Financial Group, 5.250%	211,368	5,252,495
Synchrony Financial, 5.625%	460,204	11,385,447

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (A)	211,270	$5,634,571
Texas Capital Bancshares, 5.750%	175,200	4,343,208
Truist Financial, 5.250%	353,719	8,959,702
Truist Financial, 4.750%	565,989	13,147,924
US Bancorp, 5.500%	353,900	9,243,868
US Bancorp, 4.000% (B)	460,502	9,744,222
US Bancorp, 3.750% (B)	290,470	5,832,638
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 0.600% (A) (B)	612,241	13,003,999
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 1.020% (A)	8,776	7,406,944
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	175,245	4,566,885
W R Berkley, 5.700%	104,244	2,688,453
W R Berkley, 5.100%	175,541	4,393,791
W R Berkley, 4.250% (B)	156,892	3,570,862
Washington Federal, 4.875%	175,340	3,918,849
Wells Fargo, 7.500%	59,853	80,928,438
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A)	514,408	13,847,863
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (A)	1,035,468	26,445,853
Wells Fargo, 5.625%	423,822	10,756,602
Wells Fargo, 4.750%	1,209,053	27,626,861
Wells Fargo, 4.700%	699,514	16,011,875
Wells Fargo, 4.375%	626,906	13,729,241
Wells Fargo, 4.250%	747,667	15,738,390

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (A) (B)	173,630	$4,309,497
		1,428,917,922
Health Care — 3.8%
Becton Dickinson, 6.000% (B)	456,544	24,498,151
Boston Scientific, 5.500%	153,734	17,754,740
Danaher, 5.000% (B)	25,853	39,451,419
Elanco Animal Health, 5.000%	169,601	7,416,652
		89,120,962
Industrials — 1.1%
Fortress Transportation and Infrastructure Investors, 8.250%, ICE LIBOR USD 3 Month + 6.886% (A)	63,278	1,533,859
Fortress Transportation and Infrastructure Investors, 8.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378% (A)	55,528	1,384,868
Pitney Bowes, 6.700%	258,429	5,429,593
RBC Bearings, 5.000%	67,582	6,824,430
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (A)	332,234	9,694,588
		24,867,338
Information Technology — 0.7%
II-VI, 6.000%	34,006	9,774,685
Sabre, 6.500%	48,690	6,837,537
		16,612,222
Real Estate — 4.9%
Agree Realty, 4.250% ‡	97,167	1,964,717
American Homes 4 Rent, 5.875% ‡ (B)	85,990	2,156,629
Braemar Hotels & Resorts, 5.500% ‡	56,845	1,088,582
Brookfield Property Partners, 6.500%	107,997	2,564,929

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Brookfield Property Partners, 6.375%	157,748	$3,602,964
Brookfield Property Preferred, 6.250%	397,871	9,473,309
Digital Realty Trust, 5.850% ‡	132,646	3,440,837
Digital Realty Trust, 5.200% ‡	214,337	5,272,690
Diversified Healthcare Trust, 6.250% ‡	152,048	2,960,375
Diversified Healthcare Trust, 5.625% ‡	204,519	3,767,240
EPR Properties, 5.750% ‡	87,199	2,134,632
Kimco Realty, 5.250% ‡	161,610	3,936,820
Office Properties Income Trust, 6.375% ‡	98,433	2,449,997
PS Business Parks, 4.875% ‡	202,266	4,650,095
Public Storage, 5.600% ‡	178,089	4,589,354
Public Storage, 5.150% ‡	163,877	4,093,647
Public Storage, 5.050% ‡	182,603	4,459,165
Public Storage, 4.875% ‡	191,566	4,633,982
Public Storage, 4.700% ‡	148,692	3,495,749
Public Storage, 4.625% ‡ (B)	347,751	8,060,868
Public Storage, 4.000% ‡	371,783	7,773,983
Public Storage, 3.950% ‡	78,648	1,650,035
Public Storage, 3.900% ‡ (B)	100,187	2,061,848
Public Storage, 3.875% ‡ (B)	158,315	3,270,788
RLJ Lodging Trust, 1.950% ‡	195,864	5,170,810
SITE Centers, 6.375% ‡	106,398	2,633,351
Vornado Realty Trust, 5.400% ‡	182,743	4,374,867
Vornado Realty Trust, 5.250% ‡	193,815	4,463,559
Vornado Realty Trust, 5.250% ‡	175,528	4,079,271
Vornado Realty Trust, 4.450% ‡	173,139	3,518,184
		117,793,277
Utilities — 13.2%
AES, 6.875%	158,648	13,670,698
Alabama Power, 5.000% (B)	146,825	3,699,990
American Electric Power, 6.125% (B)	260,442	13,678,414

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
CMS Energy, 5.875%	387,148	$10,236,193
CMS Energy, 5.875%	170,402	4,399,780
CMS Energy, 4.200%	145,064	3,155,142
DTE Energy, 5.250% (B)	243,480	6,038,304
DTE Energy, 4.375% (B)	132,428	3,035,250
Duke Energy, 5.750%	597,212	15,706,676
Duke Energy, 5.625%	304,217	7,897,473
Entergy Arkansas, 4.875%	239,897	5,939,850
Entergy Mississippi, 4.900%	152,687	3,815,648
Georgia Power, 5.000%	165,120	4,104,883
National Rural Utilities Cooperative Finance, 5.500%	146,751	3,721,605
NextEra Energy, 6.219%	601,140	30,117,114
NextEra Energy, 5.279%	752,311	37,141,594
NextEra Energy Capital Holdings, 5.650%	421,945	11,076,056
NiSource, 7.750%	131,948	14,644,909
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A)	304,221	7,964,506
PG&E, 5.500%	240,139	25,884,583
SCE Trust II, 5.100%	130,853	2,881,383
SCE Trust III, 5.750%, ICE LIBOR USD 3 Month + 2.990% (A)	168,151	3,975,090
SCE Trust IV, 5.375%, ICE LIBOR USD 3 Month + 3.132% (A)	190,331	4,191,089
SCE Trust VI, 5.000%	275,670	5,893,825
Sempra Energy, 5.750%	464,529	11,947,686
South Jersey Industries, 8.750%	98,141	6,732,473
Southern, 5.250%	273,769	6,797,684
Southern, 4.950%	597,166	14,600,709
Southern, 4.200%	460,387	10,312,669
Spire, 5.900%	146,646	3,724,808

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 2.134%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940% (A)	160,953	$4,210,530
UGI, 7.250%	34,553	3,196,153
		304,392,767
TOTAL UNITED STATES		2,242,726,487
TOTAL PREFERRED STOCK
(Cost $2,510,250,132)		2,317,522,512
SHORT-TERM INVESTMENT(C)(D) — 1.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $33,763,937)	33,763,937	33,763,937
REPURCHASE AGREEMENT(C) — 1.4%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $32,879,497 (collateralized by U.S. Treasury Obligations, ranging in par value $717,045 - $3,130,482, 0.250%, 07/31/2025, with a total market value of $33,432,354)
(Cost $32,879,470)	$32,879,470	32,879,470
TOTAL INVESTMENTS — 102.1%
(Cost $2,576,893,539)		$2,384,165,919

Percentages are based on Net Assets of $2,335,783,364.

‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $64,888,891.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $66,643,407.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,317,522,512	$—	$—	$2,317,522,512
Short-Term Investment	33,763,937	—	—	33,763,937
Repurchase Agreement	—	32,879,470	—	32,879,470
Total Investments in Securities	$2,351,286,449	$32,879,470	$—	$2,384,165,919

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 100.0%
BERMUDA— 1.4%
Financials — 1.4%
Aspen Insurance Holdings, 5.950%, ICE LIBOR USD 3 Month + 4.060% (A)	37,676	$965,636
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (A)	27,409	731,272
TOTAL BERMUDA		1,696,908
CANADA— 2.7%
Energy — 1.7%
Enbridge, 6.375%, ICE LIBOR USD 3 Month + 3.593% (A)	83,510	2,162,909
Utilities — 1.0%
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (A)	48,046	1,282,828
TOTAL CANADA		3,445,737
CHINA— 0.4%
Industrials — 0.4%
Textainer Group Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.134% (A)	20,540	528,905
TOTAL CHINA		528,905
UNITED STATES— 95.5%
Consumer Staples — 2.8%
CHS, Ser 2, 7.100%, ICE LIBOR USD 3 Month + 4.298% (A)	57,569	1,561,847
CHS, Ser 3, 6.750%, ICE LIBOR USD 3 Month + 4.155% (A)	68,619	1,843,793
		3,405,640
Energy — 6.6%
DCP Midstream, 7.950%, ICE LIBOR USD 3 Month + 4.882% (A)	15,019	362,108

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (A)	111,219	$2,718,192
Energy Transfer, 7.400%	61,068	1,483,952
Energy Transfer, 7.375%, ICE LIBOR USD 3 Month + 4.530% (A)	61,696	1,447,388
NuStar Energy, 6.969%, ICE LIBOR USD 3 Month + 6.766% (A)	31,055	708,054
NuStar Logistics, 6.975%, ICE LIBOR USD 3 Month + 6.734% (A)	55,179	1,375,061
		8,094,755
Financials — 81.5%
ACRES Commercial Realty, 8.625%, ICE LIBOR USD 3 Month + 5.927% ‡,(A)	16,404	411,412
AGNC Investment, 6.500%, ICE LIBOR USD 3 Month + 4.993% ‡,(A)	55,180	1,327,079
AGNC Investment, 6.125%, ICE LIBOR USD 3 Month + 4.697% ‡,(A)	80,129	1,875,820
American Equity Investment Life Holding, 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (A)	41,162	1,091,205
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (A)	54,842	1,414,375
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(A)	60,700	1,472,582
Annaly Capital Management, 6.500%, ICE LIBOR USD 3 Month + 4.172% ‡,(A)	58,316	1,326,106
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (A)	83,495	2,253,530
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	119,849	3,247,908
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A)	145,827	3,835,250

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.350% (A)	43,510	$987,677
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.500% (A)	57,858	1,296,598
Bank of America, 3.000%, ICE LIBOR USD 3 Month + 0.650% (A)	40,945	843,467
Chimera Investment, 8.000%, ICE LIBOR USD 3 Month + 5.791% ‡,(A)	44,564	1,105,633
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (A)	131,973	3,569,870
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (A)	207,292	5,511,894
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (A)	41,160	1,080,862
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (A)	54,849	1,457,338
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A)	61,710	1,636,549
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	94,605	2,516,493
Goldman Sachs Group, 5.500%, ICE LIBOR USD 3 Month + 3.640% (A)	134,965	3,465,901
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.670% (A)	182,128	4,132,484
Goldman Sachs Group, 3.750%, ICE LIBOR USD 3 Month + 0.750% (A)	101,474	2,262,870
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (A)	69,622	1,897,896
MetLife, 4.000%, ICE LIBOR USD 3 Month + 1.000% (A)	83,547	1,955,000
MFA Financial, 6.500%, ICE LIBOR USD 3 Month + 5.345% ‡,(A)	37,661	860,554
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (A)	87,713	2,370,882

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (A)	86,509	$2,337,473
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (A)	101,603	2,739,217
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (A)	101,598	2,738,066
Morgan Stanley, 4.000%, ICE LIBOR USD 3 Month + 0.700% (A)	111,799	2,497,590
New Residential Investment, 7.125%, ICE LIBOR USD 3 Month + 5.640% ‡,(A)	38,673	912,683
New Residential Investment, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	63,271	1,524,831
New Residential Investment, 6.375%, ICE LIBOR USD 3 Month + 4.969% ‡,(A)	55,168	1,200,456
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (A)	71,745	1,937,832
New York Mortgage Trust, 6.875%, U.S. SOFR + 6.130% ‡,(A)	17,021	387,228
People's United Financial, 5.625%, ICE LIBOR USD 3 Month + 4.020% (A)	34,296	894,783
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A)	69,640	1,873,316
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (A)	69,653	1,865,307
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A)	54,849	1,491,893
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A)	104,276	2,696,577
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A)	69,642	1,853,174
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (A)	48,046	1,281,387

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Two Harbors Investment, 7.625%, ICE LIBOR USD 3 Month + 5.352% ‡,(A)	39,424	$933,560
Two Harbors Investment, 7.250%, ICE LIBOR USD 3 Month + 5.011% ‡,(A)	40,425	940,286
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 1.020% (A)	1,939	1,636,516
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 0.600% (A)	138,977	2,951,871
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	41,167	1,072,812
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A)	116,733	3,142,452
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (A)	239,165	6,108,274
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (A)	40,698	1,010,124
		101,234,943
Industrials — 2.4%
Fortress Transportation and Infrastructure Investors, 8.250%, ICE LIBOR USD 3 Month + 6.886% (A)	14,221	344,717
Fortress Transportation and Infrastructure Investors, 8.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378% (A)	14,304	356,742
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (A)	75,153	2,192,965
		2,894,424
Utilities — 2.2%
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A)	69,654	1,823,542

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 2.134%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940% (A)	34,703	$907,830
		2,731,372
TOTAL UNITED STATES		118,361,134
TOTAL PREFERRED STOCK
(Cost $130,347,059)		124,032,684
TOTAL INVESTMENTS — 100.0%
(Cost $130,347,059)		$124,032,684

Percentages are based on Net Assets of $123,981,157.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X MLP ETF

	Shares	Value
COMMON STOCK — 4.1%
Energy — 4.1%
EnLink Midstream	2,522,646	$22,451,550
Hess Midstream, Cl A	748,670	23,927,493
TOTAL COMMON STOCK
(Cost $30,023,389)		46,379,043
MASTER LIMITED PARTNERSHIPS — 95.9%
Energy — 95.9%
BP Midstream Partners	2,863,591	47,621,518
Cheniere Energy Partners	1,097,582	59,258,452
Crestwood Equity Partners	1,914,505	58,909,315
DCP Midstream	1,710,571	56,585,689
Delek Logistics Partners	836,518	35,468,363
Energy Transfer	9,937,474	100,765,986
Enterprise Products Partners	4,608,578	112,541,475
Genesis Energy	4,428,085	52,915,616
Holly Energy Partners	2,786,393	46,309,852
Magellan Midstream Partners	1,892,172	91,808,185
MPLX	2,363,834	77,486,478
NuStar Energy	3,163,878	50,495,493
PBF Logistics	2,425,377	32,427,290
Phillips 66 Partners	1,169,864	49,333,165
Plains All American Pipeline	5,256,730	55,563,636
Rattler Midstream	1,778,039	24,554,719
Shell Midstream Partners	3,946,239	55,207,884
Western Midstream Partners	2,501,050	65,127,342
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $688,318,389)		1,072,380,458
TOTAL INVESTMENTS — 100.0%
(Cost $718,341,778)		$1,118,759,501

Percentages are based on Net Assets of $1,118,531,893.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X MLP ETF

Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.1%
CANADA — 22.7%
Energy — 22.7%
Enbridge	1,836,460	$79,298,343
Pembina Pipeline	1,211,481	41,141,895
TC Energy	1,528,237	82,081,609
TOTAL CANADA		202,521,847
UNITED STATES — 53.4%
Energy — 53.4%
Antero Midstream	3,913,713	39,293,678
Archrock	1,888,257	15,766,946
Cheniere Energy	480,836	63,903,104
EnLink Midstream	3,239,673	28,833,090
Equitrans Midstream	5,138,275	32,936,343
Hess Midstream, Cl A	407,906	13,036,676
Kinder Morgan	4,057,314	70,597,264
ONEOK	965,157	63,024,752
Plains GP Holdings, Cl A	2,315,343	26,186,529
Targa Resources	624,442	40,819,774
Williams	2,607,337	81,557,501

TOTAL UNITED STATES		475,955,657
TOTAL COMMON STOCK
(Cost $548,919,064)		678,477,504

MASTER LIMITED PARTNERSHIPS — 23.7%
UNITED STATES— 23.7%
Energy — 23.7%
Cheniere Energy Partners	125,667	6,784,761
Crestwood Equity Partners	177,692	5,467,583
DCP Midstream	280,329	9,273,283
Energy Transfer	3,883,389	39,377,564
Enterprise Products Partners	1,620,741	39,578,495

Schedule of Investments	February 28, 2022 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Holly Energy Partners	144,323	$2,398,648
Magellan Midstream Partners	663,150	32,176,038
MPLX	942,946	30,909,770
Phillips 66 Partners	180,921	7,629,439
Plains All American Pipeline	1,421,359	15,023,765
Shell Midstream Partners	395,432	5,532,094
Western Midstream Partners	644,798	16,790,540
TOTAL UNITED STATES		210,941,980
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $138,637,729)		210,941,980
TOTAL INVESTMENTS — 99.8%
(Cost $687,556,793)		$889,419,484

Percentages are based on Net Assets of $890,935,931.

Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.9%
Financials — 0.5%
Toronto-Dominion Bank	39,891	$3,218,805
Information Technology — 0.4%
Shopify, Cl A *	3,339	2,318,134
TOTAL CANADA		5,536,939
UNITED STATES — 99.0%
Communication Services — 7.9%
Alphabet, Cl A *	7,861	21,233,661
AT&T	118,762	2,813,472
Comcast, Cl A	62,481	2,921,612
Meta Platforms, Cl A *	21,037	4,439,438
Netflix *	8,082	3,188,511
Omnicom Group	41,377	3,471,116
Take-Two Interactive Software *	18,958	3,071,196
T-Mobile US *	29,333	3,614,119
Verizon Communications	59,066	3,170,072
Walt Disney *	22,761	3,379,098
		51,302,295
Consumer Discretionary — 12.0%
Amazon.com *	5,868	18,022,154
AutoZone *	1,591	2,964,654
Best Buy	30,860	2,982,310
Booking Holdings *	1,337	2,904,298
BorgWarner	70,533	2,892,558
Choice Hotels International	22,107	3,191,146
Darden Restaurants	22,503	3,267,886
eBay	52,432	2,862,263
Etsy *	20,309	3,145,661
General Motors *	59,434	2,776,757

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	8,639	$2,728,455
Lowe's	13,456	2,974,583
Lululemon Athletica *	9,733	3,113,976
Marriott International, Cl A *	20,095	3,418,963
NIKE, Cl B	21,423	2,925,311
Shake Shack, Cl A *	47,898	3,578,939
Starbucks	31,884	2,926,632
Target	14,186	2,833,937
Vail Resorts	11,019	2,871,000
VF	44,746	2,596,163
Whirlpool	15,275	3,074,399
		78,052,045
Consumer Staples — 8.4%
Campbell Soup	69,026	3,104,099
Church & Dwight	30,551	2,989,415
Clorox	17,670	2,576,109
Coca-Cola	52,177	3,247,497
Colgate-Palmolive	37,390	2,877,161
Costco Wholesale	6,373	3,309,180
Estee Lauder, Cl A	10,367	3,072,053
General Mills	45,640	3,077,505
Hershey	15,657	3,166,785
Hormel Foods	63,834	3,041,052
J M Smucker	22,036	2,969,351
Kellogg	47,262	3,021,932
Kimberly-Clark	22,068	2,872,150
McCormick	33,225	3,162,023
PepsiCo	18,055	2,956,326
Procter & Gamble	19,390	3,022,707
Sysco	40,367	3,515,966

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walgreens Boots Alliance	59,728	$2,752,864
		54,734,175
Energy — 1.6%
Chevron	24,604	3,542,976
ConocoPhillips	37,687	3,574,989
ONEOK	53,367	3,484,865
		10,602,830
Financials — 9.5%
Aflac	50,880	3,108,259
Allstate	25,551	3,126,420
American Express	19,680	3,828,547
Bank of America	68,849	3,043,126
BlackRock, Cl A	3,977	2,958,450
Capital One Financial	21,092	3,232,771
Citigroup	49,899	2,955,518
CME Group, Cl A	13,956	3,301,013
FactSet Research Systems	7,412	3,009,939
Hartford Financial Services Group	44,091	3,063,443
JPMorgan Chase	21,577	3,059,619
Moody's	9,086	2,925,965
Morgan Stanley	32,063	2,909,397
Northern Trust	26,896	3,063,454
PNC Financial Services Group	15,098	3,008,276
Progressive	28,476	3,016,463
Prudential Financial	28,700	3,204,642
S&P Global	7,492	2,814,744
T Rowe Price Group	19,626	2,837,134
US Bancorp	55,063	3,113,262
		61,580,442
Health Care — 13.9%
Abbott Laboratories	25,004	3,015,982

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AbbVie	23,667	$3,497,273
Agilent Technologies	22,653	2,953,045
Amgen	13,845	3,135,616
Becton Dickinson	12,038	3,265,669
Biogen *	13,929	2,939,158
Boston Scientific *	73,017	3,225,161
Bristol-Myers Squibb	49,971	3,431,509
Cigna	13,227	3,145,116
Edwards Lifesciences *	28,001	3,146,472
Eli Lilly	12,955	3,238,102
Gilead Sciences	45,627	2,755,871
Humana	8,254	3,584,877
IDEXX Laboratories *	6,115	3,255,320
Illumina *	8,569	2,798,635
Intuitive Surgical *	11,511	3,341,989
IQVIA Holdings *	12,712	2,925,285
Johnson & Johnson	19,194	3,158,757
Merck	40,315	3,087,323
Mettler-Toledo International *	2,138	3,011,886
PerkinElmer	17,906	3,216,097
Pfizer	60,703	2,849,399
Quest Diagnostics	22,383	2,938,216
Regeneron Pharmaceuticals *	5,026	3,107,877
Stryker	12,419	3,270,544
Thermo Fisher Scientific	5,399	2,937,056
Vertex Pharmaceuticals *	13,630	3,135,173
Waters *	9,695	3,070,697
Zoetis, Cl A	15,597	3,020,359
		90,458,464
Industrials — 8.9%
3M	18,145	2,697,254

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	14,594	$2,737,542
CH Robinson Worldwide	29,080	2,811,454
Cummins	13,971	2,851,761
Deere	8,592	3,093,292
Expeditors International of Washington	26,641	2,753,614
FedEx	12,730	2,829,497
Honeywell International	15,037	2,853,271
Illinois Tool Works	13,144	2,843,573
Owens Corning	33,898	3,158,955
Republic Services, Cl A	24,593	2,958,046
Rockwell Automation	10,040	2,676,463
Southwest Airlines *	71,306	3,123,203
Stanley Black & Decker	17,369	2,825,936
Union Pacific	12,762	3,138,814
United Parcel Service, Cl B	15,319	3,223,424
Verisk Analytics, Cl A	15,857	2,812,080
Waste Management	20,884	3,015,650
WW Grainger	6,332	3,020,744
Xylem	29,076	2,586,310
		58,010,883
Information Technology — 30.0%
Accenture, Cl A	9,191	2,904,540
Adobe *	6,022	2,816,369
Advanced Micro Devices *	27,269	3,363,359
Akamai Technologies *	27,394	2,965,674
Analog Devices	19,373	3,105,298
Apple	236,375	39,030,240
Applied Materials	22,462	3,014,400
Arista Networks *	25,737	3,158,702
Autodesk *	12,749	2,807,712
Automatic Data Processing	14,335	2,930,647

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Block, Cl A *	26,670	$3,400,425
CDW	17,078	2,945,272
Cisco Systems	54,973	3,065,844
Cognizant Technology Solutions, Cl A	36,768	3,166,828
Dell Technologies, Cl C	56,449	2,876,641
F5 *	13,804	2,772,533
Fiserv *	29,702	2,900,994
HubSpot *	6,722	3,529,050
Intel	60,225	2,872,733
Intuit	5,854	2,776,962
Jack Henry & Associates	18,789	3,321,895
Keysight Technologies *	17,845	2,808,268
Lam Research	5,023	2,819,661
Littelfuse	11,066	2,857,352
Mastercard, Cl A	8,916	3,217,071
Microsoft	110,598	33,045,576
Motorola Solutions	13,090	2,885,429
NVIDIA	17,974	4,382,960
ON Semiconductor *	56,526	3,539,093
Oracle	37,952	2,883,213
Paychex	26,473	3,151,875
Paycom Software *	9,594	3,254,381
PayPal Holdings *	19,287	2,158,794
salesforce.com *	14,032	2,954,157
Synopsys *	10,209	3,189,190
Texas Instruments	17,535	2,980,775
Trimble *	43,141	3,009,085
Tyler Technologies *	6,698	2,868,486
Universal Display	20,730	3,211,284
Visa, Cl A	15,495	3,348,779
Workday, Cl A *	12,632	2,893,360

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zendesk *	32,671	$3,811,726
		194,996,633
Materials — 2.2%
Air Products & Chemicals	11,200	2,646,560
Celanese, Cl A	19,399	2,701,893
Ecolab	16,245	2,863,343
International Flavors & Fragrances	22,555	2,999,815
Newmont	49,594	3,283,123
		14,494,734
Real Estate — 2.3%
American Tower, Cl A ‡	12,593	2,856,974
CBRE Group, Cl A *	31,443	3,045,255
Equinix ‡	4,280	3,037,644
Jones Lang LaSalle *	12,424	3,059,037
ProLogis ‡	20,410	2,976,799
		14,975,709
Utilities — 2.3%
American Water Works	19,571	2,956,983
Constellation Energy	18,437	847,733
Duke Energy	30,505	3,063,007
Exelon	55,772	2,373,656
NextEra Energy	38,816	3,038,128
WEC Energy Group	32,891	2,989,134
		15,268,641

TOTAL UNITED STATES		644,476,851
TOTAL COMMON STOCK
(Cost $606,551,083)		650,013,790
TOTAL INVESTMENTS — 99.9%
(Cost $606,551,083)		$650,013,790

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Conscious Companies ETF

Percentages are based on Net Assets of $650,963,656.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

S&P — Standard & Poor's

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Communication Services — 8.8%
AT&T	94,123	$2,229,774
Charter Communications, Cl A *	2,831	1,703,639
Discovery, Cl A *	4,647	130,348
DISH Network, Cl A *	8,042	257,022
Electronic Arts	6,506	846,366
Fox, Cl A	3,304	138,206
Frontier Communications Parent *	30,631	843,884
IAC *	994	114,071
Liberty Broadband, Cl C *	6,156	903,085
Loyalty Ventures *	29,682	712,368
Lumen Technologies	73,646	762,973
Nexstar Media Group, Cl A	1,256	232,423
Paramount Global, Cl B	25,401	777,525
TEGNA	15,916	364,795
T-Mobile US *	8,587	1,058,004
Verizon Communications	64,308	3,451,410
Walt Disney *	6,115	907,833
		15,433,726
Consumer Discretionary — 7.0%
AutoZone *	459	855,296
Dick's Sporting Goods	1,335	140,175
Dollar General	4,050	803,277
Domino's Pizza	1,898	820,335
eBay	2,527	137,949
Foot Locker	20,154	637,270
Gap	11,625	169,144
H&R Block	40,269	999,074
Hasbro	8,986	872,091
Kohl's	17,199	956,608
Lennar, Cl A	1,440	129,427

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
McDonald's	10,502	$2,570,575
Newell Brands	5,612	133,285
O'Reilly Automotive *	1,351	877,123
Starbucks	9,199	844,376
Stellantis	14,879	271,988
Whirlpool	633	127,404
Yum! Brands	7,156	877,182
		12,222,579
Consumer Staples — 10.0%
Archer-Daniels-Midland	14,445	1,133,210
Bunge	9,233	965,310
Church & Dwight	8,679	849,240
Coca-Cola	29,726	1,850,146
Costco Wholesale	1,818	943,997
Flowers Foods	89,163	2,443,958
Hershey	4,475	905,114
Hormel Foods	18,124	863,427
Kraft Heinz	23,935	938,731
Kroger	7,904	369,907
Mondelez International, Cl A	13,179	862,961
PepsiCo	2,549	417,373
Procter & Gamble	5,514	859,577
Tyson Foods, Cl A	1,435	132,967
Walgreens Boots Alliance	16,639	766,892
Walmart	24,836	3,356,834
		17,659,644
Energy — 2.1%
Baker Hughes, Cl A	33,897	995,894
Chevron	1,867	268,848
DT Midstream	4,259	226,153
HollyFrontier *	24,111	734,180

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan	51,117	$889,436
Marathon Petroleum	1,936	150,756
ONEOK	3,405	222,347
Williams	5,505	172,196
		3,659,810
Financials — 15.5%
AGNC Investment ‡	177,969	2,297,580
Allstate	7,367	901,426
Ally Financial	2,851	142,265
American International Group	2,527	154,753
Annaly Capital Management ‡	118,023	821,440
Aon, Cl A	3,331	973,118
Arthur J Gallagher	17,339	2,742,856
Berkshire Hathaway, Cl B *	5,312	1,707,542
Blackstone Mortgage Trust, Cl A ‡	20,528	652,380
Capital One Financial	1,160	177,793
Citigroup	13,872	821,639
Citizens Financial Group	2,612	136,921
Fidelity National Financial	3,248	154,735
First American Financial	1,809	121,275
First Horizon	7,563	177,579
Goldman Sachs Group	377	128,666
Intercontinental Exchange	7,082	907,346
Invesco	7,904	167,881
Jefferies Financial Group	24,580	873,573
Lincoln National	1,996	134,570
Marsh & McLennan	16,459	2,557,893
MetLife	3,808	257,230
Morningstar	3,081	864,683
Nasdaq	4,919	841,887
New Residential Investment ‡	82,033	851,503

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
New York Community Bancorp	70,022	$808,054
Old Republic International	35,717	941,143
OneMain Holdings, Cl A	17,274	880,629
People's United Financial	6,535	137,758
Principal Financial Group	1,781	125,810
Progressive	8,300	879,219
Prudential Financial	7,872	878,988
Radian Group	7,470	178,533
Reinsurance Group of America, Cl A	1,263	140,016
Starwood Property Trust ‡	6,227	148,452
Synchrony Financial	3,651	156,190
Umpqua Holdings	6,531	139,437
United Bankshares	3,486	127,657
Unum Group	33,039	922,449
Voya Financial	2,566	172,820
W R Berkley	10,825	977,498
		27,183,187
Health Care — 16.6%
AbbVie	6,590	973,804
Baxter International	10,408	884,368
Becton Dickinson	3,376	915,841
Bio-Rad Laboratories, Cl A *	1,489	932,054
Bristol-Myers Squibb	13,767	945,380
Cerner	37,420	3,489,415
Change Healthcare *	133,276	2,854,772
Cigna	5,044	1,199,362
Cooper	328	134,159
CVS Health	1,375	142,519
Danaher	3,104	851,769
Eli Lilly	3,636	908,818
Gilead Sciences	12,899	779,100

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	16,091	$2,648,096
Medtronic	8,468	889,055
Merck	17,565	1,345,128
Organon	4,276	159,623
Perrigo	3,512	124,746
Pfizer	50,108	2,352,069
Premier, Cl A	67,724	2,434,001
QIAGEN *	44,213	2,196,944
Quest Diagnostics	6,410	841,441
Quidel *	1,319	139,537
Universal Health Services, Cl B	1,221	175,738
Waters *	2,746	869,741
		29,187,480
Industrials — 8.9%
AMERCO	1,422	821,361
CACI International, Cl A *	3,229	903,442
FTI Consulting *	22,808	3,329,968
General Dynamics	717	168,101
Huntington Ingalls Industries	734	150,030
L3Harris Technologies	3,912	987,037
Lockheed Martin	7,104	3,081,715
Northrop Grumman	2,218	980,666
nVent Electric	3,693	125,303
Raytheon Technologies	1,692	173,768
Republic Services, Cl A	20,753	2,496,171
Waste Management	16,647	2,403,827
		15,621,389
Information Technology — 14.5%
Accenture, Cl A	2,592	819,124
Akamai Technologies *	10,566	1,143,875
Alliance Data Systems	13,567	915,094

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amdocs	35,427	$2,788,105
Automatic Data Processing	3,961	809,787
Cisco Systems	45,271	2,524,764
Coherent *	13,119	3,467,614
Hewlett Packard Enterprise	53,366	849,587
HP	3,888	133,592
Intel	6,918	329,989
International Business Machines	2,220	271,972
Jack Henry & Associates	13,356	2,361,341
Juniper Networks	3,965	133,977
Motorola Solutions	3,647	803,908
NortonLifeLock	94,023	2,724,786
Nuance Communications *	45,806	2,543,149
Oracle	9,752	740,859
Paychex	9,801	1,166,907
Seagate Technology Holdings	8,706	898,111
		25,426,541
Materials — 3.8%
Air Products & Chemicals	3,120	737,256
AptarGroup	7,337	894,234
Celanese, Cl A	2,003	278,978
Dow	14,891	877,973
DuPont de Nemours	3,138	242,787
Huntsman	3,547	143,441
International Paper	18,052	785,804
LyondellBasell Industries, Cl A	8,832	858,735
Mosaic	3,173	166,361
Sonoco Products	15,224	893,953
Steel Dynamics	2,362	166,710
United States Steel	12,216	332,397

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	7,086	$320,783
		6,699,412
Real Estate — 7.5%
Alexandria Real Estate Equities ‡	4,317	817,640
Camden Property Trust ‡	5,483	905,298
CubeSmart ‡	17,728	854,667
Digital Realty Trust ‡	5,750	775,790
Equity LifeStyle Properties ‡	11,391	849,996
Essex Property Trust ‡	2,624	832,254
Extra Space Storage ‡	4,490	844,793
First Industrial Realty Trust ‡	14,503	835,083
Invitation Homes ‡	20,791	785,900
Life Storage ‡	6,545	828,531
Mid-America Apartment Communities ‡	4,259	871,434
Public Storage ‡	6,139	2,179,468
SL Green Realty ‡	11,292	897,940
Sun Communities ‡	5,285	956,585
		13,235,379
Utilities — 5.2%
Alliant Energy	14,994	875,650
Ameren	10,166	873,768
American Electric Power	9,866	894,353
Consolidated Edison	10,875	932,749
Duke Energy	2,447	245,703
Hawaiian Electric Industries	21,275	871,849
National Fuel Gas	14,545	905,281
PNM Resources	59,153	2,671,941
Southern	13,039	844,536
		9,115,830
TOTAL UNITED STATES		175,444,977

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $167,305,594)		$175,444,977

TOTAL INVESTMENTS — 99.9%
(Cost $167,305,594)		$175,444,977

Percentages are based on Net Assets of $175,668,317.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Notes
1.500%, 02/15/25	$54,500,000	$54,439,336
0.875%, 01/31/24	15,000,000	14,846,484
0.125%, 06/30/23	36,000,000	35,533,750
		–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $104,584,762)		104,819,570
TOTAL INVESTMENTS — 99.1%
(Cost $104,584,762)		$104,819,570

Percentages are based on Net Assets of $105,791,043.

As of February 28, 2022, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 7.3%
Meta Platforms, Cl A *	513	$108,258
Netflix *	240	94,685
Nexstar Media Group, Cl A	1,106	204,665
Pinterest, Cl A *	3,714	99,349
ROBLOX, Cl A *	1,996	102,934
Roku, Cl A *	543	75,765
Snap, Cl A *	3,153	125,931
TripAdvisor *	5,027	127,887
		939,474
Consumer Discretionary — 7.9%
Airbnb, Cl A *	971	147,097
Carvana, Cl A *	546	82,157
ContextLogic, Cl A *	32,507	77,042
DoorDash, Cl A *	850	89,207
DraftKings, Cl A *	3,557	84,230
Peloton Interactive, Cl A *	1,810	52,599
QuantumScape, Cl A *	5,730	92,482
Skechers USA, Cl A *	3,646	167,643
Tesla *	151	131,435
Wayfair, Cl A *	665	93,678
		1,017,570
Consumer Staples — 0.6%
Beyond Meat *	1,674	78,310

Energy — 2.8%
New Fortress Energy, Cl A	5,525	152,435
Pioneer Natural Resources	886	212,285
		364,720
Financials — 19.1%
Apollo Global Management	4,340	283,228

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ares Management, Cl A	1,956	$158,612
BlackRock, Cl A	176	130,925
Blackstone, Cl A	1,197	152,582
Capital One Financial	1,098	168,290
Essent Group	3,454	152,598
First Republic Bank	769	133,237
Intercontinental Exchange	1,197	153,360
MarketAxess Holdings	405	154,479
Pinnacle Financial Partners	1,717	173,554
SEI Investments	2,630	154,065
Signature Bank NY	557	192,104
Starwood Property Trust ‡	6,508	155,151
Tradeweb Markets, Cl A	1,860	157,133
Upstart Holdings *	965	152,460
		2,471,778
Health Care — 17.4%
Bridgebio Pharma *	3,356	26,177
Denali Therapeutics *	2,812	91,559
Guardant Health *	1,419	94,037
Invitae *	6,253	67,470
Ionis Pharmaceuticals *	5,201	173,609
Jazz Pharmaceuticals *	1,246	171,225
LHC Group *	1,232	167,762
Masimo *	584	91,951
Medpace Holdings *	732	111,974
Neurocrine Biosciences *	1,572	141,276
Oak Street Health *	3,508	61,425
Penumbra *	600	133,044
Regeneron Pharmaceuticals *	259	160,155
Royalty Pharma, Cl A	4,193	164,617
Seagen *	940	121,138

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Twist Bioscience *	1,396	$78,092
Ultragenyx Pharmaceutical *	1,975	132,957
United Therapeutics *	869	144,428
Veeva Systems, Cl A *	526	120,480
		2,253,376
Industrials — 4.2%
Axon Enterprise *	921	129,170
CoStar Group *	1,926	117,506
FedEx	704	156,478
Lyft, Cl A *	3,614	140,729
		543,883
Information Technology — 26.0%
Affirm Holdings, Cl A *	1,019	42,635
Akamai Technologies *	1,596	172,783
Avalara *	923	95,909
Block, Cl A *	651	83,002
Dell Technologies, Cl C	1,504	76,644
Dropbox, Cl A *	5,436	123,343
EPAM Systems *	247	51,314
Euronet Worldwide *	1,478	189,524
Fortinet *	501	172,604
Monolithic Power Systems	320	146,784
NVIDIA	648	158,015
Okta, Cl A *	670	122,503
Palantir Technologies, Cl A *	6,404	75,887
Paycom Software *	303	102,781
Pegasystems	1,396	121,620
RingCentral, Cl A *	680	88,971
salesforce.com *	554	116,634
SS&C Technologies Holdings	2,085	156,312
Synopsys *	497	155,258

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trade Desk, Cl A *	2,240	$191,117
Twilio, Cl A *	569	99,461
Ubiquiti	551	139,893
VeriSign *	745	159,221
Workday, Cl A *	572	131,017
Zendesk *	1,628	189,939
Zoom Video Communications, Cl A *	604	80,090
Zscaler *	520	124,358
		3,367,619
Materials — 2.8%
Steel Dynamics	2,507	176,944
Westlake	1,703	187,858
		364,802
Real Estate — 11.8%
American Campus Communities ‡	3,086	166,058
American Homes 4 Rent, Cl A ‡	4,083	155,195
Apartment Income REIT ‡	3,092	159,578
Camden Property Trust ‡	1,016	167,752
Invitation Homes ‡	4,018	151,880
Medical Properties Trust ‡	7,772	158,082
ProLogis ‡	1,144	166,852
STAG Industrial ‡	3,808	148,360
Vornado Realty Trust ‡	3,889	168,316
Zillow Group, Cl C *	1,598	91,917
		1,533,990

TOTAL UNITED STATES		12,935,522

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $15,089,203)		$12,935,522
TOTAL INVESTMENTS — 99.9%
(Cost $15,089,203)		$12,935,522

Percentages are based on Net Assets of $12,949,680.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended, February 28, 2022 there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-2000

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 2.2%
Industrials — 2.2%
ATS Automation Tooling Systems *	1,219,553	$47,259,061

FINLAND — 1.4%
Industrials — 1.4%
Cargotec, Cl B	727,701	28,967,128

ISRAEL — 1.4%
Consumer Discretionary — 1.4%
Maytronics	1,438,801	30,957,933

JAPAN — 33.4%
Communication Services — 0.2%
RPA Holdings * (A)	1,097,282	3,134,411
Health Care — 0.2%
CYBERDYNE * (A)	1,760,166	5,257,192
Industrials — 20.3%
Daifuku	1,168,445	83,797,315
FANUC	764,355	140,394,443
Hirata	139,947	6,330,574
Shibaura Machine	392,704	10,433,464
SMC	177,087	104,630,088
Yaskawa Electric (A)	2,162,629	85,810,415
		431,396,299
Information Technology — 12.7%
ACSL * (A)	287,118	3,582,275
AI inside * (A)	53,673	1,905,992
Keyence	357,190	166,786,874
Neural Pocket * (A)	194,934	2,318,729
Omron	1,319,107	88,875,800
PKSHA Technology * (A)	402,326	6,996,822
		270,466,492
TOTAL JAPAN		710,254,394

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 5.1%
Industrials — 5.1%
AutoStore Holdings *	32,337,180	$108,793,899

SOUTH KOREA — 0.3%
Industrials — 0.3%
Rainbow Robotics *	348,326	6,605,259

SWITZERLAND — 11.9%
Health Care — 3.2%
Tecan Group	158,385	68,674,645
Industrials — 8.7%
ABB	5,420,497	184,041,072
TOTAL SWITZERLAND		252,715,717

UNITED KINGDOM — 2.8%
Information Technology — 2.8%
Renishaw	964,946	60,825,390

UNITED STATES — 41.3%
Consumer Discretionary — 1.1%
iRobot *	370,830	23,050,793
Energy — 0.4%
Helix Energy Solutions Group *	1,964,922	7,957,934
Financials — 6.4%
Upstart Holdings * (A)	863,867	136,482,347
Health Care — 8.3%
Intuitive Surgical *	610,257	177,175,915
Industrials — 7.0%
AeroVironment *	325,074	23,096,508
AgEagle Aerial Systems * (A)	1,377,995	1,612,254
Berkshire Grey * (A)	2,881,442	9,624,016
John Bean Technologies	420,817	47,708,023
Maxar Technologies (A)	949,263	30,939,829

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
TuSimple Holdings, Cl A * (A)	2,027,902	$35,326,053
		148,306,683
Information Technology — 18.1%
Azenta	985,963	86,291,482
C3.ai, Cl A * (A)	1,289,713	28,915,365
Cerence *	500,434	18,070,672
FARO Technologies *	238,677	13,065,179
NVIDIA	971,694	236,947,582
Rekor Systems * (A)	662,966	3,135,829
		386,426,109
TOTAL UNITED STATES		879,399,781
TOTAL COMMON STOCK
(Cost $1,991,912,858)		2,125,778,562

SHORT-TERM INVESTMENT(B)(C) — 4.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $101,361,818)	101,361,818	101,361,818

REPURCHASE AGREEMENT(B) — 4.6%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $98,705,543 (collateralized by U.S. Treasury Obligations, ranging in par value $2,152,598 - $9,397,830, 0.250%, 07/31/2025, with a total market value of $100,365,243)
(Cost $98,705,461)	$98,705,461	98,705,461
TOTAL INVESTMENTS — 109.2%
(Cost $2,191,980,137)		$2,325,845,841

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

Percentages are based on Net Assets of $2,129,118,214.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $207,505,822.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $200,067,279.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,125,778,562	$—	$—	$2,125,778,562
Short-Term Investment	101,361,818	—	—	101,361,818
Repurchase Agreement	—	98,705,461	—	98,705,461
Total Investments in Securities	$2,227,140,380	$98,705,461	$—	$2,325,845,841

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRIA — 3.1%
Information Technology — 3.1%
ams-OSRAM *	691,297	$10,805,165
S&T (A)	166,798	2,637,863
TOTAL AUSTRIA		13,443,028

CANADA — 0.4%
Information Technology — 0.4%
Sierra Wireless * (A)	92,759	1,752,217

CHINA — 2.1%
Information Technology — 2.1%
NXP Semiconductors	45,927	8,731,641

FRANCE — 1.9%
Industrials — 1.9%
Legrand	85,775	8,171,800

ITALY — 0.5%
Information Technology — 0.5%
Datalogic	147,449	2,076,816

JAPAN — 2.2%
Information Technology — 2.2%
Nippon Ceramic	68,483	1,493,040
Renesas Electronics *	666,630	7,755,886
TOTAL JAPAN		9,248,926

NORWAY — 3.0%
Information Technology — 3.0%
Nordic Semiconductor *	486,074	12,934,483

SINGAPORE — 7.4%
Information Technology — 7.4%
STMicroelectronics	745,179	31,755,334

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.2%
Information Technology — 0.2%
Fingerprint Cards, Cl B * (A)	344,616	$609,583

SWITZERLAND — 3.2%
Industrials — 2.1%
ABB	267,372	9,078,029
Information Technology — 1.1%
Landis+Gyr Group	73,071	4,774,763
TOTAL SWITZERLAND		13,852,792

TAIWAN — 11.6%
Information Technology — 11.6%
Advantech	1,978,021	25,858,559
eMemory Technology	197,082	12,970,084
MediaTek	284,280	11,002,097
TOTAL TAIWAN		49,830,740

UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications	394,417	1,285,970

UNITED STATES — 64.3%
Communication Services — 0.2%
Globalstar * (A)	722,930	853,058
Consumer Discretionary — 5.8%
Garmin	190,098	20,994,423
Vivint Smart Home *	527,464	3,792,466
		24,786,889
Health Care — 6.1%
Dexcom *	63,329	26,212,506
Industrials — 18.9%
ADT	1,926,382	14,081,852
Emerson Electric	95,449	8,869,121
Honeywell International	42,076	7,983,921

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	135,703	$8,815,267
Resideo Technologies *	49,403	1,271,633
Rockwell Automation	31,734	8,459,650
Schneider Electric	56,205	8,824,269
Sensata Technologies Holding *	398,367	23,069,433
		81,375,146
Information Technology — 33.3%
Alarm.com Holdings *	125,039	8,231,317
Ambarella *	91,339	12,760,972
Analog Devices	55,282	8,861,152
Badger Meter	73,708	7,327,312
Belden	113,063	6,371,100
Cisco Systems	169,946	9,477,888
Digi International *	85,518	1,717,202
Impinj *	60,212	4,139,575
InterDigital	77,807	5,012,327
International Business Machines	61,813	7,572,711
Itron *	113,216	5,397,007
Latch * (A)	348,561	1,439,557
NETGEAR *	78,480	2,088,353
PTC *	40,339	4,488,924
QUALCOMM	66,980	11,519,890
Rambus *	284,302	7,676,154
Silicon Laboratories *	112,775	17,334,645
Skyworks Solutions	157,500	21,761,775
		143,177,861

TOTAL UNITED STATES		276,405,460
TOTAL COMMON STOCK
(Cost $357,516,683)		430,098,790

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,887,571)	1,887,571	$1,887,571

REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $1,838,127 (collateralized by U.S. Treasury Obligations, ranging in par value $40,086 - $175,009, 0.250%, 07/31/2025, with a total market value of $1,869,029)
(Cost $1,838,125)	$1,838,125	1,838,125
TOTAL INVESTMENTS — 101.0%
(Cost $361,242,379)		$433,824,486

Percentages are based on Net Assets of $429,732,290.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $3,690,628.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $3,725,696.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Internet of Things ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$380,268,051	$49,830,739	$—	$430,098,790
Short-Term Investment	1,887,571	—	—	1,887,571
Repurchase Agreement	—	1,838,125	—	1,838,125
Total Investments in Securities	$382,155,622	$51,668,864	$—	$433,824,486

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.0%
Financials — 0.6%
HUB24 (A)	161,611	$3,282,483
Zip * (A)(B)(C)	1,331,502	2,133,279
		5,415,762
Information Technology — 0.4%
IRESS	458,807	3,449,201
TOTAL AUSTRALIA		8,864,963

BRAZIL — 1.7%
Information Technology — 1.7%
Pagseguro Digital, Cl A *	478,732	7,630,988
StoneCo, Cl A *	627,700	7,055,348
TOTAL BRAZIL		14,686,336

CANADA — 2.1%
Information Technology — 2.1%
Bitfarms * (A)	797,222	3,023,328
Hive Blockchain Technologies * (A)	1,426,867	2,924,945
Hut 8 Mining * (A)	919,476	5,625,525
Nuvei *	132,691	7,198,697
TOTAL CANADA		18,772,495

CHINA — 3.9%
Financials — 3.0%
Lufax Holding ADR *	4,023,926	26,034,801

Information Technology — 0.9%
Bit Digital * (A)	463,170	1,820,258
Linklogis, Cl B *	3,528,700	3,472,837
Yeahka *	1,068,214	2,946,109
		8,239,204
TOTAL CHINA		34,274,005

Schedule of Investments	February 28, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.0%
Information Technology — 1.0%
SimCorp	96,404	$8,737,070

GERMANY — 0.7%
Financials — 0.7%
Hypoport *	15,391	6,458,512

ISRAEL — 0.4%
Information Technology — 0.4%
Sapiens International	129,547	3,496,473

ITALY — 2.4%
Information Technology — 2.4%
Nexi *	1,490,399	20,540,256

JAPAN — 0.3%
Financials — 0.2%
WealthNavi * (A)	107,344	1,593,733
Industrials — 0.1%
Makuake * (A)	57,806	903,415
TOTAL JAPAN		2,497,148

NETHERLANDS — 6.8%
Information Technology — 6.8%
Adyen *	28,199	59,051,584

NEW ZEALAND — 2.7%
Information Technology — 2.7%
Xero *	352,506	23,975,841

RUSSIA — 0.1%
Information Technology — 0.1%
QIWI ADR (B)(C)	305,152	734,814

Schedule of Investments	February 28, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.0%
Information Technology — 0.0%
Triterras, Cl A * (A)	505,230	$318,295

SOUTH KOREA — 3.3%
Information Technology — 3.3%
Kakao Pay * (A)	229,800	28,573,294

SWITZERLAND — 2.5%
Financials — 0.4%
Leonteq	55,132	3,779,827
Information Technology — 2.1%
Temenos	176,172	17,785,221
TOTAL SWITZERLAND		21,565,048

UNITED KINGDOM — 1.5%
Information Technology — 1.5%
Wise, Cl A *	1,789,530	12,869,825

UNITED STATES — 68.5%
Financials — 13.8%
Blucora *	186,392	3,709,201
Coinbase Global, Cl A *	219,970	41,963,677
Katapult Holdings * (A)	892,392	2,043,578
LendingClub *	230,672	4,285,886
LendingTree *	31,465	3,807,580
Open Lending, Cl A *	299,597	6,240,606
SoFi Technologies * (A)	1,409,690	16,140,950
Sunlight Financial Holdings * (A)	755,853	3,076,322
Upstart Holdings * (A)	183,158	28,937,132
Virtu Financial, Cl A	283,968	9,961,597
		120,166,529

Schedule of Investments	February 28, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.2%
HealthEquity *	198,147	$10,642,475
Information Technology — 53.5%
Affirm Holdings, Cl A *	351,498	14,706,676
Bill.com Holdings *	197,702	47,029,352
Black Knight *	372,956	20,956,398
Block, Cl A *	481,768	61,425,420
Boku *	1,434,641	2,550,516
Bottomline Technologies *	107,678	6,098,882
Envestnet *	129,335	9,676,845
Fidelity National Information Services	447,105	42,577,809
Fiserv *	602,597	58,855,649
Flywire *	171,920	4,652,155
GreenBox POS * (A)	263,156	894,730
Guidewire Software *	197,927	17,447,265
Intuit	136,704	64,848,277
Marathon Digital Holdings * (A)	236,727	6,001,029
MeridianLink *	139,506	2,731,527
Mitek Systems *	171,729	2,551,893
nCino *	226,984	10,425,375
Paymentus Holdings, Cl A * (A)	94,341	2,173,617
Payoneer Global *	589,280	2,840,330
PayPal Holdings *	227,489	25,462,844
Paysafe * (A)	1,259,258	4,017,033
Riot Blockchain * (A)	227,553	3,920,738
Shift4 Payments, Cl A *	102,394	5,391,044
SS&C Technologies Holdings	607,920	45,575,762
Toast, Cl A * (A)	128,300	2,632,716
Vertex, Cl A *	150,102	2,090,921
		467,534,803
TOTAL UNITED STATES		598,343,807

Schedule of Investments	February 28, 2022 (Unaudited)

Global X FinTech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
URUGUAY — 1.0%
Information Technology — 1.0%
Dlocal, Cl A *	256,287	$8,367,771
TOTAL COMMON STOCK
(Cost $921,458,224)		872,127,537

SHORT-TERM INVESTMENT(D)(E) — 4.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $43,064,148)	43,064,148	43,064,148

REPURCHASE AGREEMENT(D) — 4.8%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $41,936,056 (collateralized by U.S. Treasury Obligations, ranging in par value $914,554 - $3,992,767, 0.250%, 07/31/2025, with a total market value of $42,641,230)
(Cost $41,936,056)	$41,936,056	41,936,056
TOTAL INVESTMENTS — 109.6%
(Cost $1,006,458,428)		$957,127,741

Percentages are based on Net Assets of $872,920,334.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X FinTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $87,138,300.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of February 28, 2022, was $2,868,093 and represents 0.3% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $85,000,204.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$869,259,444	$—	$2,868,093	$872,127,537
Short-Term Investment	43,064,148	—	—	43,064,148
Repurchase Agreement	—	41,936,056	—	41,936,056
Total Investments in Securities	$912,323,592	$41,936,056	$2,868,093	$957,127,741

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.3%
Communication Services — 0.3%
Enthusiast Gaming Holdings *	442,058	$1,259,865

CHINA — 13.1%
Communication Services — 13.1%
Bilibili ADR *	438,950	13,875,209
DouYu International Holdings ADR *	742,019	1,528,559
HUYA ADR *	190,878	1,002,110
Kingsoft	2,216,000	8,224,529
NetDragon Websoft Holdings	523,600	1,175,364
NetEase ADR	219,941	20,969,175
TOTAL CHINA		46,774,946

FRANCE — 3.5%
Communication Services — 3.5%
Ubisoft Entertainment *	230,913	12,540,175

IRELAND — 1.5%
Information Technology — 1.5%
Keywords Studios	166,273	5,385,523

ITALY — 0.3%
Communication Services — 0.3%
Digital Bros	33,667	939,323

JAPAN — 23.6%
Communication Services — 23.6%
Akatsuki	45,678	1,163,217
Capcom	381,222	9,185,075
COLOPL *	192,960	1,080,610
DeNA *	182,292	2,791,952
Gumi	208,964	986,989
GungHo Online Entertainment	103,259	2,265,557
Konami Holdings	216,268	12,167,716
Nexon	946,955	20,456,037

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nintendo	49,762	$25,067,864
Square Enix Holdings	192,406	9,288,277
TOTAL JAPAN		84,453,294

POLAND — 1.9%
Communication Services — 1.9%
CD Projekt	151,162	6,084,781
TEN Square Games (A)	11,878	607,031
TOTAL POLAND		6,691,812

SINGAPORE — 0.3%
Communication Services — 0.3%
IGG	1,793,900	1,072,157

SOUTH KOREA — 14.4%
Communication Services — 14.4%
Com2uSCorp	18,545	1,695,093
Gravity ADR * (A)	16,812	868,172
JoyCity *	151,507	1,190,786
Kakao Games *	67,292	4,113,579
Krafton *	58,702	14,402,703
NCSoft	34,587	12,757,795
Neowiz *	43,139	877,239
Netmarble	49,245	4,198,122
Nexon GT *	71,373	1,021,014
Pearl Abyss *	63,971	5,059,793
Webzen *	52,182	1,002,540
Wemade	41,353	3,752,329
Wemade Max *	34,026	788,143
TOTAL SOUTH KOREA		51,727,308

SWEDEN — 4.5%
Communication Services — 4.5%
Embracer Group, Cl B * (A)	1,555,051	13,510,435

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Stillfront Group *	756,924	$2,495,759
TOTAL SWEDEN		16,006,194

TAIWAN — 0.3%
Communication Services — 0.3%
Gamania Digital Entertainment	478,300	1,079,950

UNITED STATES — 36.1%
Communication Services — 28.7%
Activision Blizzard	347,466	28,318,479
Electronic Arts	174,257	22,669,093
ROBLOX, Cl A *	286,371	14,768,152
Skillz, Cl A * (A)	564,375	1,755,206
Take-Two Interactive Software *	111,268	18,025,416
Zynga, Cl A *	1,894,994	17,206,546
		102,742,892
Information Technology — 7.4%
Corsair Gaming * (A)	83,949	1,937,543
Razer *	8,641,800	2,798,131
Turtle Beach *	52,052	1,237,276
Unity Software *	191,955	20,433,610
		26,406,560
TOTAL UNITED STATES		129,149,452
TOTAL COMMON STOCK
(Cost $449,441,968)		357,079,999

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Number of Rights/Shares/Face Amount	Value
RIGHTS — 0.1%
Sweden — 0.1%
Stillfont Group, Expires 03/16/2022*	756,924	$339,718
TOTAL RIGHTS (Cost $–)		339,718

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,249,086)	2,249,086	2,249,086

REPURCHASE AGREEMENT(B) — 0.6%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $2,183,209 (collateralized by U.S. Treasury Obligations, ranging in par value $47,612 - $207,865, 0.250%, 07/31/2025, with a total market value of $2,219,919)
(Cost $2,183,207)	$2,183,207	2,183,207
TOTAL INVESTMENTS — 101.1%
(Cost $453,874,261)		$361,852,010

Percentages are based on Net Assets of $358,067,074.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $4,287,491.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $4,432,293.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Video Games & Esports ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$356,000,049	$1,079,950	$—	$357,079,999
Rights	339,718	—	—	339,718
Short-Term Investment	2,249,086	—	—	2,249,086
Repurchase Agreement	—	2,183,207	—	2,183,207
Total Investments in Securities	$358,588,853	$3,263,157	$—	$361,852,010

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA — 2.4%
Information Technology — 0.6%
Novonix * (A)	2,105,740	$7,686,019
Materials — 1.8%
Allkem *	1,824,704	12,009,597
Pilbara Minerals *	5,878,639	11,560,452
		23,570,049
TOTAL AUSTRALIA		31,256,068

CANADA — 3.0%
Industrials — 1.2%
Ballard Power Systems * (A)	1,312,718	14,991,239
Information Technology — 0.9%
BlackBerry *	1,647,979	11,321,616
Materials — 0.9%
Standard Lithium * (A)	1,813,784	11,926,486
TOTAL CANADA		38,239,341

CHILE — 2.7%
Materials — 2.7%
Lundin Mining	1,729,984	16,681,282
Sociedad Quimica y Minera de Chile ADR	279,233	18,479,640
TOTAL CHILE		35,160,922

CHINA — 8.4%
Communication Services — 1.6%
Baidu ADR *	134,822	20,552,266

Consumer Discretionary — 3.2%
Geely Automobile Holdings	6,483,600	11,965,332
NIO ADR *	663,762	15,160,324
XPeng ADR, Cl A *	394,166	14,335,817
		41,461,473

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.3%
indie Semiconductor, Cl A * (A)	1,367,169	$10,732,276
NXP Semiconductors	104,525	19,872,293
		30,604,569
Materials — 1.3%
Ganfeng Lithium, Cl H	979,824	16,489,865
TOTAL CHINA		109,108,173

FRANCE — 1.8%
Consumer Discretionary — 1.8%
Faurecia	267,887	10,245,367
Renault *	416,689	13,357,487
TOTAL FRANCE		23,602,854

GERMANY — 3.2%
Consumer Discretionary — 1.8%
Continental *	150,298	12,965,019
Vitesco Technologies Group *	259,331	10,995,884
		23,960,903
Information Technology — 1.4%
Infineon Technologies	525,794	18,157,200

TOTAL GERMANY		42,118,103

ISRAEL — 0.9%
Information Technology — 0.9%
Innoviz Technologies * (A)	3,052,617	12,210,468

JAPAN — 10.1%
Consumer Discretionary — 8.3%
Denso	227,338	15,883,559
Honda Motor	692,882	21,206,070
Nissan Motor *	2,946,234	13,949,046
Panasonic	1,571,640	16,238,347

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toyota Motor	2,158,893	$40,085,024
		107,362,046
Industrials — 1.0%
GS Yuasa	633,131	13,561,399
Materials — 0.8%
Tanaka Chemical * (A)	785,698	10,266,772
TOTAL JAPAN		131,190,217

LUXEMBOURG — 1.0%
Materials — 1.0%
APERAM	240,063	13,438,847

NETHERLANDS — 0.9%
Information Technology — 0.9%
TomTom * (A)	1,372,870	11,495,710

RUSSIA — 0.3%
Communication Services — 0.3%
Yandex, Cl A *(B)(C)	290,448	3,531,267

SOUTH KOREA — 2.3%
Consumer Discretionary — 2.3%
Hyundai Motor	102,287	14,887,699
Kia Motors	239,517	14,701,505
TOTAL SOUTH KOREA		29,589,204

SWEDEN — 1.1%
Consumer Discretionary — 1.1%
Veoneer * (A)	419,041	14,855,004

UNITED KINGDOM — 1.1%
Materials — 1.1%
Johnson Matthey	563,618	14,239,805

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 59.1%
Communication Services — 3.3%
Alphabet, Cl A *	15,615	$42,178,301
Consumer Discretionary — 16.2%
American Axle & Manufacturing Holdings *	1,504,603	13,932,624
Aptiv *	130,799	16,930,622
Ford Motor	1,204,016	21,142,521
General Motors *	453,003	21,164,300
Gentherm *	153,927	13,059,167
Harley-Davidson	399,773	16,510,625
Lear	86,711	13,643,109
Luminar Technologies, Cl A * (A)	919,712	12,903,559
QuantumScape, Cl A * (A)	717,981	11,588,213
Stellantis	1,018,932	18,734,954
Tesla *	39,892	34,723,194
Visteon *	127,451	15,315,787
		209,648,675
Industrials — 11.0%
Bloom Energy, Cl A *	769,511	17,083,144
EnerSys	186,006	13,528,216
Honeywell International	173,182	32,861,285
Hyster-Yale Materials Handling	331,546	12,691,581
ITT	156,201	13,725,382
Nikola * (A)	1,407,601	11,120,048
Plug Power *	661,557	16,730,777
Romeo Power * (A)	4,475,468	8,190,106
Westinghouse Air Brake Technologies	184,755	17,148,959
		143,079,498
Information Technology — 21.0%
Ambarella *	94,610	13,217,963
Apple	251,521	41,531,147
CEVA *	350,486	14,289,314

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
II-VI *	216,907	$15,066,360
Intel	791,597	37,759,177
Microsoft	92,964	27,776,714
MicroVision * (A)	3,477,963	13,946,632
NVIDIA	157,575	38,424,664
ON Semiconductor *	282,430	17,682,942
QUALCOMM	236,779	40,723,620
Velodyne Lidar * (A)	3,353,274	12,373,581
		272,792,114
Materials — 7.6%
Albemarle	77,931	15,265,904
Allegheny Technologies *	764,639	19,681,808
Cabot	252,682	18,486,215
Carpenter Technology	448,729	17,226,706
Livent *	590,064	13,896,007
Piedmont Lithium * (A)	267,880	14,077,094
		98,633,734

TOTAL UNITED STATES		766,332,322
TOTAL COMMON STOCK
(Cost $1,367,473,538)		1,276,368,305

PREFERRED STOCK — 1.5%
GERMANY— 1.5%
Consumer Discretionary — 1.5%
Volkswagen (D)
(Cost $20,553,560)	95,653	19,128,237

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 4.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $51,325,720)	51,325,720	$51,325,720

REPURCHASE AGREEMENT(E) — 3.8%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $49,766,727 (collateralized by U.S. Treasury Obligations, ranging in par value $1,085,327 - $4,738,328, 0.250%, 07/31/2025, with a total market value of $50,603,537)
(Cost $49,766,686)	$49,766,686	49,766,686
TOTAL INVESTMENTS — 107.6%
(Cost $1,489,119,504)		$1,396,588,948

Percentages are based on Net Assets of $1,297,551,863.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $100,143,539.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of February 28, 2022, was $3,531,267 and represents 0.3% of Net Assets.
(D)	There is currently no stated interest rate.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $101,092,406.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,272,837,038	$—	$3,531,267	$1,276,368,305
Preferred Stock	19,128,237	—	—	19,128,237
Short-Term Investment	51,325,720	—	—	51,325,720
Repurchase Agreement	—	49,766,686	—	49,766,686
Total Investments in Securities	$1,343,290,995	$49,766,686	$3,531,267	$1,396,588,948

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.7%
Information Technology — 2.7%
Shopify, Cl A *	33,898	$23,534,026

CHINA — 2.0%
Consumer Discretionary — 0.8%
Alibaba Group Holding ADR *	64,196	6,752,777
Information Technology — 1.2%
Kingsoft Cloud Holdings ADR *	184,762	1,245,296
Vnet Group ADR *	1,217,413	9,581,040
		10,826,336
TOTAL CHINA		17,579,113

ISRAEL — 2.7%
Information Technology — 2.7%
Wix.com *	264,293	24,203,953

UNITED STATES — 92.5%
Communication Services — 8.3%
Alphabet, Cl A *	6,938	18,740,509
Netflix *	77,897	30,731,924
PubMatic, Cl A *	174,138	5,328,623
Vimeo *	1,351,795	17,559,817
		72,360,873
Consumer Discretionary — 3.4%
2U *	658,514	6,914,397
Amazon.com *	7,472	22,948,455
		29,862,852
Information Technology — 75.1%
Akamai Technologies *	475,230	51,448,400
Anaplan *	799,594	37,876,768
Benefitfocus *	346,924	3,496,994
Box, Cl A *	1,320,692	33,822,922
Coupa Software *	221,983	26,862,163

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Dropbox, Cl A *	1,680,096	$38,121,378
Everbridge *	331,894	13,116,451
Fastly, Cl A *	957,292	17,805,631
Five9 *	340,062	37,406,820
Freshworks, Cl A *	250,746	4,593,667
International Business Machines	32,227	3,948,130
Microsoft	77,236	23,077,344
Mimecast *	578,954	46,044,212
Paycom Software *	101,593	34,461,362
Qualys *	339,659	42,562,669
salesforce.com *	169,093	35,599,149
SPS Commerce *	313,519	40,710,442
Twilio, Cl A *	166,301	29,069,415
Workday, Cl A *	179,540	41,123,637
Workiva, Cl A *	329,691	34,716,462
Zoom Video Communications, Cl A *	184,389	24,449,981
Zscaler *	156,997	37,545,833
		657,859,830
Real Estate — 5.7%
CyrusOne ‡	127,961	11,561,276
Digital Realty Trust ‡	283,612	38,264,931
		49,826,207

TOTAL UNITED STATES		809,909,762
TOTAL COMMON STOCK
(Cost $1,161,524,793)		875,226,854
TOTAL INVESTMENTS — 99.9%
(Cost $1,161,524,793)		$875,226,854

Percentages are based on Net Assets of $875,913,480.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cloud Computing ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 4.0%
Information Technology — 4.0%
NEXTDC *	451,756	$3,484,704

CHINA — 11.1%
Communication Services — 4.8%
China Tower, Cl H	35,602,300	4,146,319
Information Technology — 6.3%
GDS Holdings ADR *	97,650	4,347,378
Vnet Group ADR *	135,330	1,065,047
		5,412,425
TOTAL CHINA		9,558,744

GERMANY — 2.3%
Communication Services — 2.3%
Vantage Towers	59,107	1,936,574

INDONESIA — 4.1%
Communication Services — 4.1%
Sarana Menara Nusantara	24,374,277	1,755,925
Tower Bersama Infrastructure	8,520,598	1,743,618
TOTAL INDONESIA		3,499,543

SINGAPORE — 2.7%
Real Estate — 2.7%
Keppel ‡	1,463,567	2,361,201

TAIWAN — 2.3%
Information Technology — 2.3%
Winbond Electronics	1,689,704	1,988,951

TANZANIA — 1.9%
Communication Services — 1.9%
Helios Towers *	822,128	1,606,089

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 71.6%
Communication Services — 1.1%
Radius Global Infrastructure, Cl A *	74,161	$953,711
Information Technology — 14.3%
Advanced Micro Devices *	13,895	1,713,809
Cyxtera Technologies *	62,703	763,095
Intel	33,583	1,601,909
Microchip Technology	22,045	1,550,425
Micron Technology	19,292	1,714,287
NVIDIA	6,943	1,693,051
Switch, Cl A	128,028	3,331,289
		12,367,865
Real Estate — 56.2%
American Tower, Cl A ‡	43,358	9,836,629
Crown Castle International ‡	59,105	9,846,302
CyrusOne ‡	46,552	4,205,973
Digital Realty Trust ‡	52,681	7,107,721
Equinix ‡	14,804	10,506,843
SBA Communications, Cl A ‡	12,447	3,776,295
Uniti Group ‡	242,503	3,145,264
		48,425,027

TOTAL UNITED STATES		61,746,603
TOTAL COMMON STOCK
(Cost $91,152,187)		86,182,409
TOTAL INVESTMENTS — 100.0%
(Cost $91,152,187)		$86,182,409

Percentages are based on Net Assets of $86,222,560.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,693,915	$5,488,494	$—	$86,182,409
Total Investments in Securities	$80,693,915	$5,488,494	$—	$86,182,409

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 96.3%
CANADA — 0.4%
Information Technology — 0.4%
Absolute Software	443,870	$4,003,527

ISRAEL — 9.8%
Information Technology — 9.8%
Check Point Software Technologies *	632,586	91,649,060
Radware *	423,183	14,561,727
Tufin Software Technologies *	353,221	3,235,504
TOTAL ISRAEL		109,446,291

JAPAN — 5.6%
Information Technology — 5.6%
Cyber Security Cloud *	160,530	2,415,441
Digital Arts	127,775	7,122,340
Trend Micro	955,918	53,118,083
TOTAL JAPAN		62,655,864

SOUTH KOREA — 0.5%
Information Technology — 0.5%
Ahnlab	89,804	4,854,876

UNITED KINGDOM — 3.4%
Information Technology — 3.4%
Darktrace *	6,368,482	37,802,448

UNITED STATES — 76.6%
Information Technology — 76.6%
A10 Networks	700,415	9,973,910
Avast	7,212,246	60,829,436
Crowdstrike Holdings, Cl A *	261,927	51,130,770
CyberArk Software *	281,665	47,922,483
Fortinet *	216,562	74,609,940
Mandiant *	2,183,599	43,235,260
Mimecast *	602,571	47,922,472

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NortonLifeLock	2,201,977	$63,813,293
Okta, Cl A *	286,512	52,385,854
OneSpan *	361,889	4,986,830
Palo Alto Networks *	148,405	88,189,671
Ping Identity Holding *	749,181	15,762,768
Qualys *	353,471	44,293,451
Rapid7 *	402,937	41,687,862
Sailpoint Technologies Holdings *	848,483	35,101,742
SecureWorks, Cl A *	194,093	2,983,209
SentinelOne, Cl A *	380,324	15,783,446
Telos *	603,754	6,894,871
Tenable Holdings *	974,558	53,951,531
Varonis Systems, Cl B *	866,716	37,788,818
VirnetX Holding *	842,050	1,532,531
Zscaler *	220,769	52,796,906
TOTAL UNITED STATES		853,577,054
TOTAL COMMON STOCK
(Cost $1,106,842,935)		1,072,340,060
TOTAL INVESTMENTS — 96.3%
(Cost $1,106,842,935)		$1,072,340,060

Percentages are based on Net Assets of $1,114,029,977.

*	Non-income producing security.

Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cybersecurity ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 0.2%
Information Technology — 0.2%
Stone, Cl A *	34,283	$385,341

CANADA — 2.8%
Industrials — 1.1%
Thomson Reuters	17,009	1,718,760
Information Technology — 1.7%
Shopify, Cl A *	4,020	2,790,925
TOTAL CANADA		4,509,685

CHINA — 10.6%
Communication Services — 3.7%
Baidu ADR *	9,979	1,521,199
Tencent Holdings	82,843	4,465,678
		5,986,877
Consumer Discretionary — 5.1%
Alibaba Group Holding ADR *	40,995	4,312,264
JD.com, Cl A *	3,769	134,664
Meituan, Cl B *	165,241	3,641,617
		8,088,545
Information Technology — 1.8%
Canaan ADR * (A)	113,768	599,557
NXP Semiconductors	9,289	1,766,025
Vnet Group ADR *	57,095	449,338
		2,814,920
TOTAL CHINA		16,890,342

GERMANY — 3.8%
Industrials — 2.8%
Siemens	30,808	4,382,902

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.0%
Infineon Technologies	45,943	$1,586,545
TOTAL GERMANY		5,969,447

ISRAEL — 0.2%
Information Technology — 0.2%
Wix.com *	3,852	352,766

ITALY — 0.3%
Health Care — 0.3%
Amplifon	11,294	487,756

JAPAN — 1.5%
Industrials — 1.2%
FANUC	7,092	1,302,637
Toshiba	15,000	596,093
		1,898,730
Information Technology — 0.3%
NEC	10,800	464,632
TOTAL JAPAN		2,363,362

NETHERLANDS — 0.6%
Industrials — 0.6%
Wolters Kluwer	9,346	953,380

SINGAPORE — 0.9%
Information Technology — 0.9%
STMicroelectronics	32,007	1,364,677

SOUTH KOREA — 4.7%
Information Technology — 4.7%
Samsung Electronics	79,798	4,785,159
SK Hynix	25,770	2,646,979
TOTAL SOUTH KOREA		7,432,138

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.6%
Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson ADR	108,046	$1,002,667

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	4,070	410,882

TAIWAN — 1.2%
Information Technology — 1.2%
Acer	465,600	478,305
Advantech	36,000	470,626
Alchip Technologies	14,690	563,287
Global Unichip	28,200	459,690
TOTAL TAIWAN		1,971,908

UNITED KINGDOM — 1.3%
Health Care — 0.3%
Exscientia ADR * (A)	27,022	457,482
Industrials — 0.8%
Experian	32,421	1,275,873
Information Technology — 0.2%
AVEVA Group	12,254	409,398
TOTAL UNITED KINGDOM		2,142,753

UNITED STATES — 71.0%
Communication Services — 10.5%
Alphabet, Cl A *	1,938	5,234,809
Meta Platforms, Cl A *	16,673	3,518,503
Netflix *	12,709	5,013,955
Snap, Cl A *	48,042	1,918,797
Twitter *	28,090	998,600
		16,684,664

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 7.1%
Amazon.com *	1,771	$5,439,202
eBay	21,843	1,192,409
Tesla *	5,353	4,659,412
		11,291,023
Financials — 0.5%
Upstart Holdings * (A)	5,347	844,772
Health Care — 0.3%
ABIOMED *	1,693	526,083
Industrials — 3.1%
Booz Allen Hamilton Holding, Cl A	5,799	467,921
Hubbell, Cl B	2,545	453,646
Nielsen Holdings	26,275	457,711
Rockwell Automation	4,080	1,087,647
Uber Technologies *	68,703	2,475,369
		4,942,294
Information Technology — 49.5%
Accenture, Cl A	15,052	4,756,733
Adobe *	10,106	4,726,374
Ambarella *	3,671	512,875
Apple	31,104	5,135,893
C3.ai, Cl A * (A)	19,459	436,271
Cadence Design Systems *	9,837	1,489,617
CCC Intelligent Solutions Holdings * (A)	48,734	529,251
Cisco Systems	89,137	4,971,171
Datadog, Cl A *	8,973	1,445,640
DXC Technology *	16,226	552,171
Genpact	9,946	416,141
Hewlett Packard Enterprise	45,816	729,391
Intel	97,089	4,631,145
International Business Machines	31,715	3,885,405

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Mandiant *	32,077	$635,125
Microsoft	17,065	5,098,851
Nuance Communications *	11,081	615,217
NVIDIA	21,612	5,270,086
Okta, Cl A *	5,176	946,380
Oracle	61,447	4,668,129
Pegasystems	5,386	469,228
QUALCOMM	30,629	5,267,882
salesforce.com *	23,108	4,864,927
Seagate Technology Holdings	7,753	799,800
ServiceNow *	7,038	4,081,477
Smartsheet, Cl A *	8,608	457,687
Splunk *	5,454	644,117
Super Micro Computer *	12,084	474,780
Synopsys *	5,362	1,675,035
Teradata *	12,583	629,024
Trade Desk, Cl A *	15,291	1,304,628
Twilio, Cl A *	5,874	1,026,775
UiPath, Cl A *	15,844	549,945
Verint Systems *	9,417	473,016
Viasat *	10,956	500,032
Workday, Cl A *	6,740	1,543,797
Zebra Technologies, Cl A *	1,877	775,839
Zendesk *	5,232	610,417
Zscaler *	4,886	1,168,487
		78,768,759
TOTAL UNITED STATES		113,057,595
TOTAL COMMON STOCK
(Cost $171,571,865)		159,294,699

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $822,601)	822,601	$822,601

REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $801,054 (collateralized by U.S. Treasury Obligations, ranging in par value $17,470 - $76,269, 0.250%, 07/31/2025, with a total market value of $814,524)
(Cost $801,053)	$801,053	801,053
TOTAL INVESTMENTS — 101.0%
(Cost $173,195,519)		$160,918,353

Percentages are based on Net Assets of $159,345,819.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $1,723,863.

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $1,623,654.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$157,793,417	$1,501,282	$—	$159,294,699
Short-Term Investment	822,601	—	—	822,601
Repurchase Agreement	—	801,053	—	801,053
Total Investments in Securities	$158,616,018	$2,302,335	$—	$160,918,353

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 100.0%
GERMANY — 0.2%
Communication Services — 0.2%
Trivago ADR *	145,029	$326,315

TAIWAN — 2.1%
Communication Services — 2.1%
Sea ADR *	24,048	3,501,389

UNITED STATES — 97.7%
Communication Services — 24.6%
Activision Blizzard	62,810	5,119,015
Alphabet, Cl A *	2,686	7,255,262
Angi, Cl A *	38,800	267,332
Cargurus, Cl A *	24,133	1,169,244
Cars.com *	44,458	719,330
iHeartMedia *	33,844	725,954
Liberty TripAdvisor Holdings, Cl A *	95,649	202,776
Match Group *	23,271	2,594,484
Meta Platforms, Cl A *	19,386	4,091,028
Netflix *	10,944	4,317,627
Snap, Cl A *	96,435	3,851,614
Spotify Technology *	16,512	2,579,009
TripAdvisor *	11,684	297,241
Twitter *	68,968	2,451,812
Vimeo *	11,555	150,099
Walt Disney *	32,329	4,799,563
Yelp, Cl A *	14,712	498,590
Zynga, Cl A *	93,527	849,225
		41,939,205
Consumer Discretionary — 40.1%
2U *	14,529	152,555
Aaron's	25,016	525,086
Airbnb, Cl A *	10,441	1,581,707
Amazon.com *	1,836	5,638,833

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoNation *	7,273	$833,922
Bed Bath & Beyond * (A)	20,341	343,560
Booking Holdings *	2,513	5,458,864
Capri Holdings *	12,956	877,639
CarMax *	13,987	1,529,199
Carter's	6,608	638,862
Carvana, Cl A *	6,759	1,017,027
Chegg *	12,048	376,741
Children's Place *	8,399	528,801
Chipotle Mexican Grill, Cl A *	2,443	3,721,544
Columbia Sportswear	5,714	529,802
Designer Brands, Cl A *	34,440	449,442
Dick's Sporting Goods (A)	7,375	774,375
eBay	59,222	3,232,929
Etsy *	10,898	1,687,991
Expedia Group *	11,954	2,344,299
GoPro, Cl A *	47,911	412,035
Graham Holdings, Cl B	976	586,703
Groupon, Cl A *	12,402	269,371
Home Depot	19,296	6,094,256
Laureate Education, Cl A *	45,419	492,342
Lowe's	31,250	6,908,125
Lululemon Athletica *	10,833	3,465,910
NIKE, Cl B	45,395	6,198,687
Peloton Interactive, Cl A *	22,802	662,626
Planet Fitness, Cl A *	7,153	605,358
Skechers USA, Cl A *	14,179	651,950
Starbucks	53,895	4,947,022
Strategic Education	6,533	385,578
Stride *	17,509	587,952
Under Armour, Cl A *	26,471	473,566
VF	33,829	1,962,759

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Victoria's Secret *	8,027	$430,488
Wayfair, Cl A *	6,666	939,039
WW International *	19,941	203,199
		68,520,144
Consumer Staples — 5.5%
Costco Wholesale	16,838	8,743,131
Sprouts Farmers Market *	23,183	660,252
		9,403,383
Financials — 1.8%
Blucora *	35,556	707,564
LendingClub *	37,451	695,840
LendingTree *	2,686	325,033
Nelnet, Cl A	8,069	649,958
SLM	31,647	623,446
		3,001,841
Industrials — 3.7%
Avis Budget Group *	8,242	1,511,912
Lyft, Cl A *	27,618	1,075,445
Uber Technologies *	104,753	3,774,251
		6,361,608
Information Technology — 14.7%
Apple	46,543	7,685,180
Block, Cl A *	23,574	3,005,685
Fiserv *	48,858	4,771,961
Intuit	14,743	6,993,637
PayPal Holdings *	23,027	2,577,412
		25,033,875
Real Estate — 7.3%
AvalonBay Communities ‡	12,015	2,866,659
Camden Property Trust ‡	8,616	1,422,588
Centerspace ‡	8,894	835,947

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Equity Residential ‡	32,222	$2,748,536
Independence Realty Trust ‡	38,180	964,809
Invitation Homes ‡	48,967	1,850,953
UDR ‡	25,627	1,406,153
Zillow Group, Cl A *	5,262	301,355
		12,397,000
TOTAL UNITED STATES		166,657,056
TOTAL COMMON STOCK
(Cost $189,576,046)		170,484,760

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $420,204)	420,204	420,204

REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $409,196 (collateralized by U.S. Treasury Obligations, ranging in par value $8,924 - $38,960, 0.250%, 07/31/2025, with a total market value of $416,078)
(Cost $409,196)	$409,196	409,196
TOTAL INVESTMENTS — 100.4%
(Cost $190,405,446)		$171,314,160

Percentages are based on Net Assets of $170,657,534.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Millennial Consumer ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $832,539.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $829,400.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$170,484,760	$—	$—	$170,484,760
Short-Term Investment	420,204	—	—	420,204
Repurchase Agreement	—	409,196	—	409,196
Total Investments in Securities	$170,904,964	$409,196	$—	$171,314,160

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 9.7%
Consumer Discretionary — 9.7%
G8 Education	63,370	$57,941
IDP Education	20,964	399,482
TOTAL AUSTRALIA		457,423

BRAZIL — 3.0%
Consumer Discretionary — 3.0%
Arco Platform, Cl A *	2,256	43,586
YDUQS Participacoes	23,135	95,428
TOTAL BRAZIL		139,014

CANADA — 2.7%
Information Technology — 2.7%
Docebo *	2,460	129,289

CHINA — 10.4%
Consumer Discretionary — 10.4%
17 Education & Technology Group ADR *	3,185	4,873
China East Education Holdings	164,392	95,517
Gaotu Techedu ADR *	10,856	18,998
Koolearn Technology Holding *	75,982	47,454
New Oriental Education & Technology Group ADR *	129,153	195,021
TAL Education Group ADR *	33,324	94,640
Youdao ADR *	2,750	32,615
Zhangmen Education ADR *	1,260	2,180
TOTAL CHINA		491,298

JAPAN — 7.1%
Communication Services — 1.2%
Gakken Holdings	3,324	29,726

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
V-Cube	3,842	$28,488
		58,214
Consumer Discretionary — 4.7%
Benesse Holdings	7,743	157,180
Edulab *	718	4,295
Media Do	1,144	24,752
Riso Kyoiku	11,672	36,686
		222,913
Industrials — 1.2%
Insource	3,239	54,951
TOTAL JAPAN		336,078

NORWAY — 2.4%
Communication Services — 2.4%
Kahoot! *	36,293	113,993

SOUTH KOREA — 2.0%
Consumer Discretionary — 2.0%
Daekyo	6,290	18,728
MegaStudyEdu	885	61,240
NE Neungyule	1,226	12,950
TOTAL SOUTH KOREA		92,918

UNITED KINGDOM — 10.5%
Communication Services — 10.5%
Pearson	56,995	495,542

UNITED STATES — 52.0%
Communication Services — 8.1%
Bandwidth, Cl A *	3,382	103,320
John Wiley & Sons, Cl A	3,514	176,789

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Scholastic	2,458	$103,433
		383,542
Consumer Discretionary — 31.1%
2U *	5,602	58,821
Bright Horizons Family Solutions *	4,179	545,945
Chegg *	10,872	339,968
Coursera *	10,351	210,436
Houghton Mifflin Harcourt *	9,578	200,659
Stride *	3,199	107,422
		1,463,251
Industrials — 1.4%
Skillsoft *	9,984	64,696
Information Technology — 11.4%
8x8 *	13,487	174,792
Brightcove *	6,281	46,982
RingCentral, Cl A *	1,251	163,681
Zoom Video Communications, Cl A *	1,129	149,705
		535,160
TOTAL UNITED STATES		2,446,649
TOTAL COMMON STOCK
(Cost $11,211,049)		4,702,204
TOTAL INVESTMENTS — 99.8%
(Cost $11,211,049)		$4,702,204

Percentages are based on Net Assets of $4,709,835.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Education ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,606,776	$95,428	$—	$4,702,204
Total Investments in Securities	$4,606,776	$95,428	$—	$4,702,204

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA — 1.4%
Health Care — 1.4%
Creso Pharma * (A)	23,395,038	$1,137,437

CANADA — 70.3%
Consumer Staples — 3.3%
Flora Growth * (A)	1,322,722	2,711,580

Financials — 2.9%
Fire & Flower Holdings * (A)	586,740	2,391,646

Health Care — 64.1%
Aurora Cannabis * (A)	1,582,052	6,011,798
Auxly Cannabis Group * (A)	19,484,354	2,381,105
Canopy Growth *	838,462	5,976,029
Cardiol Therapeutics, Cl A * (A)	1,363,726	2,290,169
Cronos Group *	1,819,050	6,525,547
FSD Pharma, Cl B *	391,416	410,987
HEXO * (A)	5,721,060	3,112,336
IM Cannabis * (A)	1,052,878	2,674,310
MediPharm Labs *	966,000	121,859
Organigram Holdings *	4,384,430	6,602,484
Sundial Growers * (A)	13,846,334	7,162,709
Tetra Bio-Pharma *	773,000	48,756
Tilray Brands, Cl 2 * (A)	1,127,126	6,875,469
Valens * (A)	1,193,726	2,456,440
		52,649,998
TOTAL CANADA		57,753,224
ISRAEL — 4.6%
Health Care — 4.6%
Intercure *	586,650	3,789,759

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued

UNITED STATES — 23.9%
Consumer Staples — 1.0%
Grove * (A)	181,240	$851,828

Financials — 4.5%
AFC Gamma ‡	188,675	3,726,331

Health Care — 13.5%
cbdMD *	845,966	727,531
Charlottes Web Holdings * (A)	3,304,639	4,038,468
Corbus Pharmaceuticals Holdings *	2,998,839	1,036,998
MyMD Pharmaceuticals * (A)	777,606	3,102,648
Zynerba Pharmaceuticals *	948,871	2,144,448
		11,050,093
Industrials — 1.4%
India Globalization Capital * (A)	1,106,840	1,173,251

Real Estate — 3.5%
Power ‡ *	59,161	2,855,110

TOTAL UNITED STATES		19,656,613
TOTAL COMMON STOCK
(Cost $175,635,073)		82,337,033

SHORT-TERM INVESTMENT(B)(C) — 12.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $10,556,132)	10,556,132	10,556,132

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 12.3%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $10,086,826 (collateralized by U.S. Treasury Obligations, ranging in par value $219,976 - $960,374, 0.250%, 07/31/2025, with a total market value of $10,256,428)
(Cost $10,086,818)	$10,086,818	$10,086,818
TOTAL INVESTMENTS — 125.4%
(Cost $196,278,023)		$102,979,983

Percentages are based on Net Assets of $82,118,365.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $16,613,806.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $20,642,950.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,337,033	$—	$—	$82,337,033
Short-Term Investment	10,556,132	—	—	10,556,132
Repurchase Agreement	—	10,086,818	—	10,086,818
Total Investments in Securities	$92,893,165	$10,086,818	$—	$102,979,983

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Cannabis ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 5.4%
Health Care — 5.4%
Genscript Biotech *	2,506,218	$9,895,034

FRANCE — 0.4%
Health Care — 0.4%
Cellectis ADR * (A)	158,648	718,675

GERMANY — 1.6%
Health Care — 1.6%
BioNTech ADR *	18,993	2,864,334

JAPAN — 1.8%
Health Care — 1.8%
Takara Bio	162,766	3,378,976

NETHERLANDS — 1.3%
Health Care — 1.3%
ProQR Therapeutics * (A)	174,189	186,382
uniQure *	134,216	2,280,330
TOTAL NETHERLANDS		2,466,712

SWITZERLAND — 3.8%
Health Care — 3.8%
CRISPR Therapeutics *	114,235	7,010,602

UNITED STATES — 85.5%
Health Care — 85.5%
2seventy bio *	77,432	1,149,091
Adverum Biotechnologies *	398,876	534,494
Agilent Technologies	68,230	8,894,463
Alaunos Therapeutics * (A)	681,289	671,683
Allogene Therapeutics *	234,637	2,146,929
Alnylam Pharmaceuticals *	55,423	8,748,521
Arrowhead Pharmaceuticals *	164,314	7,229,816
BioMarin Pharmaceutical *	147,762	11,543,167
Bluebird Bio *	232,428	1,403,865

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CareDx *	157,128	$6,030,573
Caribou Biosciences * (A)	167,153	1,668,187
Editas Medicine, Cl A *	240,692	4,120,647
Gilead Sciences	79,306	4,790,082
Homology Medicines *	136,903	477,791
Illumina *	12,840	4,193,544
Intellia Therapeutics *	81,768	8,082,767
Invitae *	394,357	4,255,112
Moderna *	15,532	2,385,715
Myriad Genetics *	266,055	6,486,421
NanoString Technologies *	157,215	5,574,844
Natera *	92,924	6,109,753
Pacific Biosciences of California *	415,332	4,950,757
Precision BioSciences *	172,278	732,181
QIAGEN *	198,331	9,855,067
REGENXBIO *	128,411	3,365,652
Rocket Pharmaceuticals *	218,370	3,889,170
Sangamo Therapeutics *	425,441	2,488,830
Sarepta Therapeutics *	137,126	10,505,223
Sorrento Therapeutics * (A)	989,117	2,502,466
Ultragenyx Pharmaceutical *	129,763	8,735,645
Veracyte *	233,562	6,493,024
Vertex Pharmaceuticals *	29,252	6,728,545
WaVe Life Sciences *	172,454	423,375

TOTAL UNITED STATES		157,167,400
TOTAL COMMON STOCK
(Cost $279,539,357)		183,501,733

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,589,277)	1,589,277	$1,589,277

REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $1,547,645 (collateralized by U.S. Treasury Obligations, ranging in par value $33,751 - $147,353, 0.250%, 07/31/2025, with a total market value of $1,573,673)
(Cost $1,547,644)	$1,547,644	1,547,644
TOTAL INVESTMENTS — 101.5%
(Cost $282,676,278)		$186,638,654

Percentages are based on Net Assets of $183,849,788.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $3,023,117.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $3,136,921.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$183,501,733	$—	$—	$183,501,733
Short-Term Investment	1,589,277	—	—	1,589,277
Repurchase Agreement	—	1,547,644	—	1,547,644
Total Investments in Securities	$185,091,010	$1,547,644	$—	$186,638,654

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 94.8%
Consumer Staples — 2.9%
Anjoy Foods Group, Cl A	4,851	$94,914

Health Care — 91.9%
3SBio *	59,000	46,815
Alphamab Oncology *	17,400	20,554
Anhui Anke Biotechnology Group, Cl A	38,280	65,519
Ascentage Pharma Group International *	5,900	13,803
BeiGene ADR *	949	199,783
Beijing Bohui Innovation Biotechnology Group, Cl A *	33,200	41,987
Beijing SL Pharmaceutical, Cl A	24,300	39,666
Beijing Tiantan Biological Products, Cl A	23,757	102,897
Beijing Wantai Biological Pharmacy Enterprise, Cl A	2,700	107,743
Berry Genomics, Cl A *	8,155	22,203
BGI Genomics, Cl A *	7,938	107,496
Changchun High & New Technology Industry Group, Cl A	8,247	237,934
Chengdu Kanghua Biological Products, Cl A	900	33,310
Daan Gene, Cl A	35,080	103,239
Genscript Biotech *	44,750	176,682
Getein Biotech, Cl A	7,200	22,045
Guangdong Hybribio Biotech, Cl A	6,242	30,270
Hualan Biological Engineering, Cl A	39,100	159,250
Joinn Laboratories China, Cl A	5,260	95,814
JW Cayman Therapeutics *	7,600	9,629
Kintor Pharmaceutical *	7,800	12,658
PharmaBlock Sciences Nanjing, Cl A	5,281	77,416
Shanghai Haohai Biological Technology, Cl A	5,602	93,174
Shanghai RAAS Blood Products, Cl A	114,400	121,108
Shenzhen Kangtai Biological Products, Cl A	19,571	261,898

Schedule of Investments	February 28, 2022 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shenzhen Neptunus Bioengineering, Cl A *	58,100	$30,201
Shenzhen Weiguang Biological Products, Cl A	2,880	13,656
Sichuan Kelun Pharmaceutical, Cl A	33,700	92,768
Viva Biotech Holdings	33,000	12,670
Walvax Biotechnology, Cl A	39,000	288,946
Wuxi Biologics Cayman *	22,950	188,712
Zai Lab ADR *	1,867	102,125
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	10,200	73,518
		3,005,489
TOTAL CHINA		3,100,403

HONG KONG — 5.1%
Health Care — 5.1%
Sino Biopharmaceutical	264,900	168,832

TOTAL COMMON STOCK
(Cost $4,262,850)		3,269,235
TOTAL INVESTMENTS — 99.9%
(Cost $4,262,850)		$3,269,235

Percentages are based on Net Assets of $3,271,203.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X China Biotech Innovation ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 8.5%
Consumer Discretionary — 8.5%
Alibaba Health Information Technology *	8,446,600	$5,880,633
JD Health International *	1,211,550	8,977,661
Ping An Healthcare and Technology * (A)	1,306,600	4,029,981
		18,888,275
GERMANY — 2.2%
Health Care — 2.2%
CompuGroup Medical & KgaA	84,308	4,777,368

UNITED STATES — 89.2%
Financials — 0.6%
eHealth *	76,092	1,182,469

Health Care — 83.5%
1Life Healthcare *	466,203	5,039,654
Agilent Technologies	72,453	9,444,973
Allscripts Healthcare Solutions *	374,104	7,280,064
American Well, Cl A *	497,214	2,103,215
Cerner	160,487	14,965,413
Change Healthcare *	529,236	11,336,235
Computer Programs and Systems *	42,711	1,314,645
DarioHealth *	52,451	382,892
Dexcom *	20,159	8,344,012
Doximity, Cl A *	146,912	9,013,051
GoodRx Holdings, Cl A *	193,918	5,313,353
Hims & Hers Health * (A)	235,736	1,230,542
Illumina *	27,218	8,889,399
Invitae *	416,113	4,489,859
iRhythm Technologies *	89,107	11,518,862
Laboratory Corp of America Holdings *	40,110	10,880,239

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
LifeStance Health Group * (A)	209,587	$1,976,405
NextGen Healthcare *	169,533	3,310,979
Omnicell *	66,779	8,633,189
Ontrak * (A)	96,288	258,052
OptimizeRx *	47,016	2,129,355
Personalis *	107,153	1,125,106
Phreesia *	142,486	4,387,144
R1 RCM *	418,947	11,391,169
Signify Health, Cl A * (A)	172,280	2,420,534
SmileDirectClub, Cl A * (A)	316,432	692,986
SOC Telemed, Cl A * (A)	420,676	1,236,787
Tabula Rasa HealthCare *	70,614	402,500
Tandem Diabetes Care *	86,166	9,704,877
Teladoc Health *	81,078	6,154,631
UnitedHealth Group	24,833	11,817,280
UpHealth * (A)	469,221	1,046,363
Veracyte *	215,627	5,994,431
		184,228,196
Information Technology — 5.1%
Nuance Communications *	203,463	11,296,266

TOTAL UNITED STATES		196,706,931
TOTAL COMMON STOCK
(Cost $350,572,801)		220,372,574

SHORT-TERM INVESTMENT(B)(C) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $4,383,492)	4,383,492	4,383,492

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $4,268,667 (collateralized by U.S. Treasury Obligations, ranging in par value $93,092 - $406,423, 0.250%, 07/31/2025, with a total market value of $4,340,442)
(Cost $4,268,663)	$4,268,663	$4,268,663
TOTAL INVESTMENTS — 103.8%
(Cost $359,224,956)		$229,024,729

Percentages are based on Net Assets of $220,574,154.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $7,942,261.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $8,652,155.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$220,372,574	$—	$—	$220,372,574
Short-Term Investment	4,383,492	—	—	4,383,492
Repurchase Agreement	—	4,268,663	—	4,268,663
Total Investments in Securities	$224,756,066	$4,268,663	$—	$229,024,729

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Telemedicine & Digital Health ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.6%
Health Care — 0.6%
Cochlear	2,314	$374,285

BELGIUM — 1.6%
Health Care — 1.3%
UCB	6,951	762,782
Real Estate — 0.3%
Aedifica ‡	1,486	168,911
TOTAL BELGIUM		931,693

CANADA — 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	18,614	178,604

CHINA — 3.1%
Health Care — 3.1%
AK Medical Holdings	129,400	88,931
BeiGene ADR *	3,257	685,664
Beijing Chunlizhengda Medical Instruments, Cl H *	72,700	99,555
Hansoh Pharmaceutical Group	210,000	449,364
Lifetech Scientific *	361,300	142,879
Luye Pharma Group *	309,747	124,871
Microport Scientific	63,700	176,091
Venus MedTech Hangzhou, Cl H *	21,000	58,186
TOTAL CHINA		1,825,541

DENMARK — 7.1%
Health Care — 7.1%
Demant *	8,481	358,447
Genmab *	2,342	788,618
GN Store Nord	5,038	266,637

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novo Nordisk, Cl B	26,118	$2,690,065
TOTAL DENMARK		4,103,767

FRANCE — 0.3%
Health Care — 0.3%
Korian	4,689	95,485
Orpea	2,283	94,981
TOTAL FRANCE		190,466

GERMANY — 1.2%
Health Care — 1.2%
Fresenius Medical Care & KGaA	10,495	675,690

IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	29,729	98,403

ITALY — 0.6%
Health Care — 0.6%
Amplifon	8,005	345,714

JAPAN — 6.6%
Health Care — 6.6%
Astellas Pharma	66,425	1,106,458
Chugai Pharmaceutical	45,632	1,505,549
Kissei Pharmaceutical	8,400	177,007
Nipro	15,882	150,719
Terumo	26,741	861,145
TOTAL JAPAN		3,800,878

NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare	17,444	118,052

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.1%
Health Care — 1.1%
Celltrion	5,016	$665,428

SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	1,520	93,080

SWEDEN — 0.2%
Health Care — 0.2%
Elekta, Cl B	13,039	113,699

SWITZERLAND — 9.2%
Health Care — 9.2%
Alcon	17,625	1,365,507
Roche Holding	5,186	2,172,869
Sonova Holding	2,297	893,813
Straumann Holding	559	889,270
TOTAL SWITZERLAND		5,321,459

UNITED KINGDOM — 4.8%
Health Care — 4.8%
AstraZeneca ADR	36,528	2,223,824
Smith & Nephew	30,917	554,623
TOTAL UNITED KINGDOM		2,778,447

UNITED STATES — 62.5%
Health Care — 57.9%
2seventy bio *	2,053	30,466
AbbVie	17,044	2,518,592
ABIOMED *	1,613	501,224
ACADIA Pharmaceuticals *	8,633	219,365
Aerie Pharmaceuticals *	9,423	78,211
Agios Pharmaceuticals *	3,373	105,001
Alector *	9,452	149,720

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Alphatec Holdings *	10,283	$113,319
Amedisys *	1,195	191,487
Amgen	7,321	1,658,060
AngioDynamics *	7,379	173,628
Arena Pharmaceuticals *	2,702	256,609
Biogen *	5,407	1,140,931
Bluebird Bio *	6,159	37,200
Blueprint Medicines *	2,049	124,067
Boston Scientific *	46,690	2,062,297
Bristol-Myers Squibb	29,194	2,004,752
Brookdale Senior Living *	25,595	176,094
DaVita *	3,876	437,096
Denali Therapeutics *	4,226	137,599
Dexcom *	3,413	1,412,675
Edwards Lifesciences *	21,493	2,415,168
Eli Lilly	9,908	2,476,505
Ensign Group	1,917	161,105
Epizyme *	21,212	31,606
Exact Sciences *	6,056	472,731
Exelixis *	10,936	224,516
FibroGen *	9,486	133,468
Glaukos *	2,104	116,372
Halozyme Therapeutics *	5,057	179,372
Heron Therapeutics *	10,331	73,350
Incyte *	7,883	538,409
Inogen *	3,397	118,521
Insulet *	2,364	625,727
Integer Holdings *	1,940	162,708
Johnson & Johnson	11,092	1,825,410
LHC Group *	1,095	149,106
LivaNova *	2,260	178,133
MannKind *	41,367	108,382

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Medtronic	15,084	$1,583,669
Merit Medical Systems *	2,971	193,204
National HealthCare	2,344	152,407
Neurocrine Biosciences *	3,321	298,458
Novocure *	3,610	295,515
NuVasive *	2,675	144,771
Omeros *	10,091	72,655
Pennant Group *	4,038	65,617
Radius Health *	9,001	74,888
Regeneron Pharmaceuticals *	3,796	2,347,295
Seagen *	6,465	833,145
Silk Road Medical *	3,585	133,111
Stryker	7,234	1,905,074
Tactile Systems Technology *	3,420	69,631
Teleflex	1,660	558,275
Theravance Biopharma *	8,201	82,584
United Therapeutics *	1,605	266,751
Zimmer Biomet Holdings	7,336	933,066
		33,529,098
Real Estate — 4.6%
Diversified Healthcare Trust ‡	37,056	106,721
LTC Properties ‡	4,067	137,587
National Health Investors ‡	2,367	126,185
Omega Healthcare Investors ‡	8,380	236,064
Sabra Health Care ‡	9,662	129,761
Ventas ‡	13,273	716,742
Welltower ‡	14,864	1,238,022
		2,691,082
TOTAL UNITED STATES		36,220,180

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Aging Population ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $60,082,619)	$57,835,386
TOTAL INVESTMENTS — 99.8%
(Cost $60,082,619)	$57,835,386

Percentages are based on Net Assets of $57,959,194.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.5%
Consumer Staples — 0.5%
Blackmores	2,847	$170,749

CANADA — 3.3%
Consumer Discretionary — 3.3%
Gildan Activewear	29,207	1,145,851

CHINA — 11.5%
Consumer Discretionary — 11.5%
ANTA Sports Products	66,144	1,006,504
Li Ning	160,614	1,596,130
Topsports International Holdings	770,370	797,611
Xtep International Holdings	376,901	622,243
TOTAL CHINA		4,022,488

FRANCE — 2.8%
Consumer Staples — 2.8%
Danone	16,082	981,022

GERMANY — 5.2%
Consumer Discretionary — 5.2%
adidas	3,493	831,947
Puma	10,644	980,103
TOTAL GERMANY		1,812,050

HONG KONG — 1.3%
Consumer Discretionary — 1.3%
Huayi Tencent Entertainment *	1,987,951	46,304
Yue Yuen Industrial Holdings *	238,491	402,893
TOTAL HONG KONG		449,197

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
IRELAND — 1.7%
Consumer Staples — 1.7%
Glanbia	43,177	$607,177

ITALY — 0.7%
Consumer Discretionary — 0.7%
Technogym	29,791	236,405

JAPAN — 13.7%
Consumer Discretionary — 8.6%
ABC-Mart	12,210	527,943
Asics	28,108	558,133
Curves Holdings	13,833	84,794
Descente	11,352	297,168
Fast Fitness Japan	3,483	53,587
Goldwin	7,015	368,489
Shimano	4,777	1,102,432
		2,992,546
Consumer Staples — 4.2%
Ariake Japan	4,863	242,358
Yakult Honsha	22,641	1,224,688
		1,467,046
Health Care — 0.9%
Tsumura	11,351	314,388
TOTAL JAPAN		4,773,980

NETHERLANDS — 1.2%
Consumer Discretionary — 1.2%
Basic-Fit *	8,897	405,922

SOUTH KOREA — 1.8%
Consumer Discretionary — 1.8%
Fila Holdings	8,978	262,840
Hwaseung Enterprise	8,933	120,731

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Youngone *	6,554	$231,667
TOTAL SOUTH KOREA		615,238

TAIWAN — 7.8%
Consumer Discretionary — 7.8%
Dyaco International	28,413	47,482
Feng TAY Enterprise	129,381	955,301
Fulgent Sun International Holding	28,165	118,045
Giant Manufacturing	55,658	574,745
Johnson Health Tech	44,001	87,892
Merida Industry	43,660	440,727
Pou Chen	435,586	498,745
TOTAL TAIWAN		2,722,937

UNITED KINGDOM — 4.6%
Consumer Discretionary — 4.6%
Frasers Group *	76,903	656,766
JD Sports Fashion	476,894	966,201
TOTAL UNITED KINGDOM		1,622,967

UNITED STATES — 43.8%
Consumer Discretionary — 25.2%
Columbia Sportswear	9,759	904,854
Dick's Sporting Goods	9,642	1,012,410
Foot Locker	15,287	483,375
Hibbett	2,387	107,606
Lululemon Athletica *	3,657	1,170,021
Nautilus *	6,650	32,385
NIKE, Cl B	8,549	1,167,366
Peloton Interactive, Cl A *	9,353	271,798
Planet Fitness, Cl A *	12,313	1,042,049
Shoe Carnival	4,166	121,480

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Skechers USA, Cl A *	20,264	$931,739
Under Armour, Cl A *	27,944	499,918
VF	13,837	802,823
WW International *	10,240	104,346
Zumiez *	3,779	168,128
		8,820,298
Consumer Staples — 12.7%
BellRing Brands, Cl A *	5,837	149,252
Calavo Growers	2,625	112,061
Cal-Maine Foods *	6,528	288,995
Celsius Holdings *	10,755	687,137
Hain Celestial Group *	14,804	538,273
Herbalife Nutrition *	17,501	622,686
Medifast	1,751	325,686
Nu Skin Enterprises, Cl A	7,532	349,409
Sanderson Farms	3,320	592,919
Sprouts Farmers Market *	17,467	497,460
USANA Health Sciences *	3,057	269,047
		4,432,925
Health Care — 5.4%
Dexcom *	3,020	1,250,008
Prestige Consumer Healthcare *	7,386	439,689
Tivity Health *	7,267	198,244
		1,887,941
Industrials — 0.5%
Healthcare Services Group	11,050	174,811
TOTAL UNITED STATES		15,315,975

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Health & Wellness ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $39,204,434)	$34,881,958
TOTAL INVESTMENTS — 99.9%
(Cost $39,204,434)	$34,881,958

Percentages are based on Net Assets of $34,926,613.

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,159,021	$2,722,937	$—	$34,881,958
Total Investments in Securities	$32,159,021	$2,722,937	$—	$34,881,958

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.0%
Information Technology — 1.0%
Novonix *	295,545	$1,078,749

BRAZIL — 0.6%
Industrials — 0.6%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia *	558,098	615,330

CANADA — 3.6%
Industrials — 2.3%
Ballard Power Systems *	217,931	2,488,772
Information Technology — 1.3%
Canadian Solar *	43,684	1,383,035
TOTAL CANADA		3,871,807

CHINA — 15.1%
Industrials — 4.1%
China Everbright Environment Group	4,499,200	3,224,531
Dongfang Electric, Cl H	232,600	291,431
Xinjiang Goldwind Science & Technology, Cl H	572,700	933,770
		4,449,732
Information Technology — 11.0%
Daqo New Energy ADR *	53,853	2,582,790
Flat Glass Group, Cl H	327,600	1,350,029
JinkoSolar Holding ADR *	34,834	1,762,949
Xinyi Solar Holdings	3,468,500	6,267,865
		11,963,633
TOTAL CHINA		16,413,365

DENMARK — 5.9%
Industrials — 5.9%
Vestas Wind Systems	195,987	6,436,671

Schedule of Investments	February 28, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 5.6%
Industrials — 4.7%
Nordex *	117,016	$2,091,097
Varta	29,413	3,043,351
		5,134,448
Information Technology — 0.9%
SMA Solar Technology	25,293	1,009,663
TOTAL GERMANY		6,144,111

NETHERLANDS — 1.4%
Industrials — 1.4%
Alfen Beheer BV *	15,852	1,545,477

NORWAY — 1.8%
Industrials — 1.8%
NEL *	1,067,974	1,944,995

SOUTH KOREA — 11.6%
Industrials — 2.8%
CS Wind	30,839	1,528,676
Doosan Fuel Cell *	47,982	1,548,386
		3,077,062
Information Technology — 5.2%
Samsung SDI	12,289	5,601,008

Materials — 3.6%
Hanwha Solutions *	140,128	3,945,052
TOTAL SOUTH KOREA		12,623,122

SPAIN — 6.1%
Industrials — 6.1%
Siemens Gamesa Renewable Energy *	287,067	6,684,075

Schedule of Investments	February 28, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 1.9%
Information Technology — 1.9%
Landis+Gyr Group *	21,070	$1,376,801
Meyer Burger Technology *	1,947,144	742,396
TOTAL SWITZERLAND		2,119,197

TAIWAN — 1.4%
Information Technology — 1.4%
Simplo Technology	139,264	1,552,345

UNITED KINGDOM — 6.2%
Industrials — 2.9%
Ceres Power Holdings *	139,285	1,330,618
ITM Power *	402,965	1,796,122
		3,126,740
Materials — 3.3%
Johnson Matthey	144,808	3,658,573
TOTAL UNITED KINGDOM		6,785,313

UNITED STATES — 37.8%
Consumer Discretionary — 3.3%
QuantumScape, Cl A *	222,153	3,585,550

Industrials — 14.6%
Ameresco, Cl A *	24,473	1,572,390
Array Technologies *	98,072	1,102,329
Bloom Energy, Cl A *	106,708	2,368,918
FuelCell Energy *	235,725	1,414,350
Plug Power *	311,453	7,876,646
Shoals Technologies Group, Cl A *	76,124	1,203,521
TPI Composites *	27,121	366,676
		15,904,830

Schedule of Investments	February 28, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 19.9%
Enphase Energy *	48,745	$8,125,791
First Solar *	59,599	4,487,209
SolarEdge Technologies *	21,361	6,823,131
SunPower, Cl A *	126,494	2,268,037
		21,704,168
TOTAL UNITED STATES		41,194,548
TOTAL COMMON STOCK
(Cost $158,536,625)		109,009,105
TOTAL INVESTMENTS — 100.0%
(Cost $158,536,625)		$109,009,105

Percentages are based on Net Assets of $109,006,028.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$106,841,430	$2,167,675	$—	$109,009,105
Total Investments in Securities	$106,841,430	$2,167,675	$—	$109,009,105

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 0.8%
TopBuild *	175,946	$37,772,087
Industrials — 68.8%
Acuity Brands	187,686	34,228,296
Advanced Drainage Systems	381,333	44,509,188
AECOM	757,187	55,017,208
Altra Industrial Motion	347,531	14,759,642
Arcosa	298,015	15,696,450
Argan	380,878	14,812,346
Astec Industries	221,012	11,006,398
Atkore *	247,483	25,171,496
Atlas Technical Consultants * (A)	1,768,386	20,301,071
Builders FirstSource *	1,026,272	76,375,162
Carlisle	280,406	66,568,384
Columbus McKinnon	304,806	13,911,346
Construction Partners, Cl A *	620,939	16,616,328
Crane	314,453	31,784,909
CSW Industrials	123,763	14,892,402
CSX	4,219,752	143,091,790
Custom Truck One Source * (A)	1,932,679	15,190,857
Deere	395,008	142,210,780
DXP Enterprises *	556,535	15,978,120
Dycom Industries *	181,162	15,771,964
Eaton	896,381	138,302,625
EMCOR Group	285,343	32,968,530
Emerson Electric	1,543,908	143,459,931
Exponent	278,974	26,435,576
Fastenal	2,533,087	130,352,657
Fortive	1,995,233	129,191,337
Gibraltar Industries *	252,145	12,183,646
Gorman-Rupp	354,667	13,214,892
Graco	910,427	65,632,683

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Granite Construction	395,851	$11,982,410
Greenbrier	377,513	16,772,903
H&E Equipment Services	345,154	14,413,631
Herc Holdings	158,335	25,194,265
Howmet Aerospace	2,289,330	82,232,734
Hubbell, Cl B	291,402	51,942,407
IDEX	407,725	78,242,428
Insteel Industries	357,758	13,276,399
Jacobs Engineering Group	690,899	84,980,577
Lincoln Electric Holdings	316,415	40,330,256
MasTec *	397,476	31,305,210
MDU Resources Group	1,087,782	29,119,924
MRC Global *	1,894,872	19,138,207
Mueller Industries	306,094	17,462,663
Mueller Water Products, Cl A	1,099,804	13,956,513
MYR Group *	159,464	14,311,894
Norfolk Southern	520,655	133,558,421
Northwest Pipe *	508,755	14,499,518
NOW *	1,621,259	15,142,559
Parker-Hannifin	456,747	135,375,243
Pentair	885,963	51,306,117
Powell Industries	554,538	11,722,933
Primoris Services	566,163	14,929,718
Quanta Services	763,334	83,157,606
RBC Bearings *	154,831	30,013,989
Regal Rexnord	362,560	58,136,496
Rockwell Automation	455,573	121,446,650
SPX *	274,486	13,916,440
Sterling Construction *	544,563	16,080,945
Terex	371,529	15,336,717
Tetra Tech	288,908	45,869,923
Titan Machinery *	474,707	13,448,449

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Trane Technologies	820,997	$126,376,068
Trinity Industries	519,362	14,988,787
Tutor Perini *	1,244,819	12,199,226
Union Pacific	584,146	143,670,709
United Rentals *	388,276	124,877,327
Valmont Industries	113,687	24,607,551
Wabash National	726,084	12,372,471
WESCO International *	269,545	32,811,713
Willdan Group *	463,688	14,977,122
Woodward	338,067	42,133,290
Zurn Water Solutions	648,013	21,073,383
		3,368,327,806
Information Technology — 2.6%
Badger Meter	160,990	16,004,016
Calix *	356,159	19,353,680
Trimble *	1,344,890	93,806,077
		129,163,773
Materials — 24.5%
Alcoa	1,002,136	75,500,926
Allegheny Technologies *	731,581	18,830,895
Arconic *	586,494	18,005,366
Carpenter Technology	488,508	18,753,822
Century Aluminum *	896,711	21,180,314
Cleveland-Cliffs *	2,676,851	59,854,388
Commercial Metals	649,022	25,019,798
Eagle Materials	217,589	29,772,703
Forterra *	613,078	14,444,118
Haynes International	401,490	14,678,474
Louisiana-Pacific	470,748	33,870,319
Martin Marietta Materials	374,958	142,259,065
Minerals Technologies	201,753	14,120,693

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor	1,545,184	$203,377,118
Reliance Steel & Aluminum	335,909	64,114,951
RPM International	694,722	58,752,640
Ryerson Holding	676,331	17,665,766
Steel Dynamics	1,063,326	75,049,549
Summit Materials, Cl A *	644,849	20,132,186
TimkenSteel *	1,066,427	19,227,679
United States Steel	1,445,507	39,332,245
Vulcan Materials	769,881	139,694,907
Westlake	685,272	75,592,354
		1,199,230,276
Utilities — 3.2%
Sempra Energy	1,066,459	153,804,717
TOTAL COMMON STOCK
(Cost $4,592,043,589)		4,888,298,659

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $4,910,962)	4,910,962	4,910,962

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $4,782,320 (collateralized by U.S. Treasury Obligations, ranging in par value $104,294 - $455,328, 0.250%, 07/31/2025, with a total market value of $4,862,730)
(Cost $4,782,316)	$4,782,316	$4,782,316
TOTAL INVESTMENTS — 100.1%
(Cost $4,601,736,867)		$4,897,991,937

Percentages are based on Net Assets of $4,895,422,297.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $8,975,892.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $9,693,278.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,888,298,659	$—	$—	$4,888,298,659
Short-Term Investment	4,910,962	—	—	4,910,962
Repurchase Agreement	—	4,782,316	—	4,782,316
Total Investments in Securities	$4,893,209,621	$4,782,316	$—	$4,897,991,937

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Thematic Growth ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.3%
Global X Cannabis ETF (A)	1,353,460	$6,889,111
Global X Cloud Computing ETF * (A) (B)	684,913	14,506,457
Global X FinTech ETF (A) (B)	467,508	15,021,032
Global X Genomics & Biotechnology ETF (A)	490,361	7,580,981
Global X Lithium & Battery Tech ETF (A)	304,732	23,775,191
Global X Renewable Energy Producers ETF (A)	556,945	8,582,523
Global X Robotics & Artificial Intelligence ETF (A)	269,418	7,966,690
Global X Social Media ETF * (A)	322,655	14,358,148
TOTAL EXCHANGE TRADED FUNDS
(Cost $129,090,162)		98,680,133

SHORT-TERM INVESTMENT(C)(D) — 6.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $6,525,079)	6,525,079	6,525,079

REPURCHASE AGREEMENT(C) — 6.5%
BNP Paribas
0.030%, dated 02/28/2022, to be repurchased on 03/01/2022, repurchase price $6,354,155 (collateralized by U.S. Treasury Obligations, ranging in par value $138,573 - $604,984, 0.250%, 07/31/2025, with a total market value of $6,460,998)
(Cost $6,354,150)	$6,354,150	6,354,150
TOTAL INVESTMENTS — 113.4%
(Cost $141,969,391)		$111,559,362

Percentages are based on Net Assets of $98,387,827.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Thematic Growth ETF

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $12,633,146.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2022 was $12,879,229.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2022.

Cl — Class
ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$98,680,133	$—	$—	$98,680,133
Short-Term Investment	6,525,079	—	—	6,525,079
Repurchase Agreement	—	6,354,150	—	6,354,150
Total Investments in Securities	$105,205,212	$6,354,150	$—	$111,559,362

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended February 28, 2022:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain			Dividend
Value at 11/30/21	Cost	Sales	(Depreciation)	(Loss)	Value at 2/28/22	Shares	Income

Global X Cannabis ETF
$6,346,511	$2,699,522	$(202,602)	$(1,948,874)	$(5,446)	$6,889,111	1,353,460	$141,864
Global X Cloud Computing ETF
17,449,964	2,718,155	(1,328,059)	(4,397,647)	64,044	14,506,457	684,913	-
Global X FinTech ETF
16,833,127	3,888,244	(558,052)	(5,094,069)	(48,218)	15,021,032	467,508	853,288
Global X Genomics & Biotechnology ETF
23,960,245	3,763,340	(13,855,635)	1,435,008	(7,721,977)	7,580,981	490,361	8,106.00
Global X Lithium & Battery Tech ETF
10,545,810	15,281,531	(378,382)	(1,743,222)	69,454	23,775,191	304,732	17,902
Global X Renewable Energy Producers ETF
9,141,433	1,598,461	(2,006,250)	(27,308)	(123,813)	8,582,523	556,945	43,647
Global X Robotics & Artificial Intelligence ETF
9,418,697	1,545,825	(1,220,662)	(1,549,865)	(227,305)	7,966,690	269,418	-
Global X Social Media ETF
16,244,505	2,674,646	(1,041,442)	(3,240,776)	(278,785)	14,358,148	322,655	-
Totals:
$109,940,292	$34,169,724	$(20,591,084)	$(16,566,753)	$(8,272,046)	$98,680,133	4,449,992	$1,064,807

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 4.9%
Materials — 4.9%
Nufarm	73,834	$293,606

CANADA — 18.8%
Consumer Staples — 0.6%
Maple Leaf Foods	1,008	21,219
SunOpta *	2,725	14,524
		35,743
Materials — 18.2%
Nutrien	12,627	1,085,796
TOTAL CANADA		1,121,539

CHINA — 9.0%
Consumer Staples — 9.0%
Hebei Chengde Lulu, Cl A	159,280	245,609
Yuan Longping High-tech Agriculture, Cl A *	96,900	292,850
TOTAL CHINA		538,459

FRANCE — 2.6%
Consumer Staples — 2.6%
Danone	2,529	154,272

GERMANY — 3.8%
Health Care — 3.8%
Bayer	3,923	226,970

ISRAEL — 0.5%
Materials — 0.5%
ICL Group	2,726	30,956

PHILIPPINES — 0.4%
Consumer Staples — 0.4%
Monde Nissin *	69,154	22,283

Schedule of Investments	February 28, 2022 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 4.7%
Consumer Staples — 4.7%
Unilever	5,646	$283,815

UNITED STATES — 54.6%
Consumer Discretionary — 2.0%
GrowGeneration *	14,472	121,709
Consumer Staples — 23.0%
AppHarvest *	18,019	68,833
Archer-Daniels-Midland	2,206	173,061
Beyond Meat *	8,511	398,145
Hain Celestial Group *	495	17,998
Ingredion	255	22,629
Kellogg	1,349	86,255
Oatly Group ADR *	61,963	418,250
Sprouts Farmers Market *	994	28,309
Tattooed Chef *	13,525	164,193
		1,377,673
Industrials — 11.2%
AGCO	247	29,679
AgEagle Aerial Systems *	19,576	22,904
Agrify *	4,578	26,278
Hydrofarm Holdings Group *	7,611	154,123
Lindsay	2,091	274,360
Titan Machinery *	5,708	161,708
		669,052
Materials — 18.4%
Corteva	20,674	1,075,668
Scotts Miracle-Gro, Cl A	161	22,550
		1,098,218
TOTAL UNITED STATES		3,266,652

Schedule of Investments	February 28, 2022 (Unaudited)

Global X AgTech & Food Innovation ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $7,124,719)		$5,938,552

U.S. TREASURY OBLIGATION — 9.0%
U.S. Treasury Bill
0.000%, 03/01/22(A)
(Cost $540,000)	$540,000	540,000
TOTAL INVESTMENTS — 108.3%
(Cost $7,664,719)		$6,478,552

Percentages are based on Net Assets of $5,983,269.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,938,552	$—	$—	$5,938,552
U.S. Treasury Obligation	—	540,000	—	540,000
Total Investments in Securities	$5,938,552	$540,000	$—	$6,478,552

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.5%
CANADA — 24.4%
Information Technology — 24.4%
BIGG Digital Assets *	3,748,025	$2,334,482
Bitfarms *	1,398,708	5,304,360
Hive Blockchain Technologies *	2,393,427	4,906,304
Hut 8 Mining *	1,158,730	7,089,324
Voyager Digital *	803,573	6,379,927
TOTAL CANADA		26,014,397

CHINA — 13.7%
Consumer Discretionary — 0.5%
Future FinTech Group *	755,399	568,816
Financials — 3.0%
BC Technology Group *	3,112,600	3,154,945
Industrials — 0.3%
SOS ADR *	380,125	276,731
Information Technology — 9.9%
Bit Digital *	371,992	1,461,928
BIT Mining ADR *	145,038	419,160
Canaan ADR *	1,114,343	5,872,588
Ebang International Holdings, Cl A *	2,223,049	2,778,811
		10,532,487
TOTAL CHINA		14,532,979

GERMANY — 6.5%
Information Technology — 6.5%
Northern Data *	117,091	6,930,952

HONG KONG — 0.8%
Financials — 0.8%
EQONEX *	508,906	880,407

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 4.1%
Information Technology — 4.1%
Argo Blockchain *	4,547,952	$4,332,545

UNITED STATES — 50.0%
Consumer Discretionary — 2.3%
Overstock.com *	43,260	2,461,494
Financials — 18.1%
Coinbase Global, Cl A *	71,452	13,630,898
Galaxy Digital Holdings *	431,848	5,628,137
		19,259,035
Information Technology — 29.6%
Block, Cl A *	13,465	1,716,787
Cleanspark *	68,332	724,319
GreenBox POS *	341,894	1,162,440
Marathon Digital Holdings *	410,098	10,395,984
NVIDIA	15,249	3,718,469
PayPal Holdings *	12,521	1,401,475
Riot Blockchain *	720,072	12,406,841
		31,526,315
TOTAL UNITED STATES		53,246,844
TOTAL COMMON STOCK
(Cost $172,112,950)		105,938,124
TOTAL INVESTMENTS — 99.5%
(Cost $172,112,950)		$105,938,124

Percentages are based on Net Assets of $106,427,225.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Blockchain ETF

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 2.4%
Utilities — 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo *	19,806	$159,203
Cia de Saneamento de Minas Gerais-COPASA	11,057	30,434
TOTAL BRAZIL		189,637

CHILE — 0.4%
Utilities — 0.4%
Aguas Andinas, Cl A	149,968	31,794

CHINA — 6.4%
Industrials — 1.6%
Beijing Originwater Technology, Cl A	122,200	129,366
Utilities — 4.8%
Beijing Enterprises Water Group	219,440	86,499
Chengdu Xingrong Environment, Cl A	70,300	65,286
Guangdong Investment	165,300	222,129
		373,914
TOTAL CHINA		503,280

JAPAN — 4.1%
Industrials — 4.1%
Kurita Water Industries	5,642	230,236
METAWATER	1,619	29,576
Nomura Micro Science	642	20,206
Organo	524	36,988
TOTAL JAPAN		317,006

NORWAY — 0.2%
Industrials — 0.2%
Vow *	6,331	13,550

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.2%
Utilities — 1.2%
Keppel Infrastructure Trust	235,347	$93,622

SOUTH KOREA — 2.4%
Consumer Discretionary — 2.4%
Coway	3,158	189,372

UNITED KINGDOM — 13.2%
Utilities — 13.2%
Pennon Group	16,358	228,261
Severn Trent	10,498	405,102
United Utilities Group	27,558	397,304
TOTAL UNITED KINGDOM		1,030,667

UNITED STATES — 69.5%
Energy — 0.5%
Select Energy Services, Cl A *	5,115	42,352
Industrials — 35.8%
Advanced Drainage Systems	3,168	369,769
AO Smith	5,771	395,775
Energy Recovery *	2,208	41,952
Evoqua Water Technologies *	6,860	292,648
Franklin Electric	2,263	191,359
Mueller Water Products, Cl A	8,994	114,134
Pentair	8,831	511,403
Reliance Worldwide	45,522	152,283
Watts Water Technologies, Cl A	1,592	229,169
Xylem	5,639	501,589
		2,800,081
Information Technology — 2.1%
Badger Meter	1,681	167,108

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Clean Water ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 8.1%
Ecolab	3,346	$589,766
Forterra *	1,748	41,183
		630,949
Utilities — 23.0%
American States Water	2,133	179,513
American Water Works	4,144	626,117
California Water Service Group	2,983	169,822
Essential Utilities	13,097	617,000
Middlesex Water	980	97,990
SJW Group	1,594	103,961
		1,794,403
TOTAL UNITED STATES		5,434,893
TOTAL COMMON STOCK
(Cost $8,500,137)		7,803,821

U.S. TREASURY OBLIGATION — 5.8%
U.S. Treasury Bill
0.000%, 03/01/22(A)
(Cost $450,000)	$450,000	450,000
TOTAL INVESTMENTS — 105.6%
(Cost $8,950,137)		$8,253,821

Percentages are based on Net Assets of $7,813,755.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

Cl — Class

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Clean Water ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,614,184	$189,637	$—	$7,803,821
U.S. Treasury Obligation	—	450,000	—	450,000
Total Investments in Securities	$7,614,184	$639,637	$—	$8,253,821

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 14.5%
Industrials — 14.5%
Ballard Power Systems *	268,176	$3,062,570
NFI Group	5,541	82,830
Xebec Adsorption *	685,801	940,824
TOTAL CANADA		4,086,224

FRANCE — 5.2%
Consumer Discretionary — 0.3%
Cie Plastic Omnium	3,784	80,584
Industrials — 4.9%
McPhy Energy *	72,266	1,393,680
TOTAL FRANCE		1,474,264

JAPAN — 2.7%
Consumer Discretionary — 2.7%
Toyota Motor	40,312	748,489

NORWAY — 6.3%
Industrials — 6.3%
NEL *	979,863	1,784,527

SOUTH KOREA — 5.6%
Industrials — 5.6%
Doosan Fuel Cell *	36,805	1,187,702
S-Fuelcell	20,240	388,017
TOTAL SOUTH KOREA		1,575,719

SWEDEN — 8.1%
Industrials — 8.1%
Cell Impact *	350,103	778,979
PowerCell Sweden *	80,450	1,523,642
TOTAL SWEDEN		2,302,621

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 13.9%
Industrials — 11.5%
AFC Energy *	2,247,514	$1,103,703
Ceres Power Holdings *	106,639	1,018,744
ITM Power *	255,499	1,138,827
		3,261,274
Materials — 2.4%
Linde	2,280	668,587
TOTAL UNITED KINGDOM		3,929,861

UNITED STATES — 43.3%
Industrials — 41.3%
Advent Technologies Holdings *	127,998	331,515
Bloom Energy, Cl A *	197,154	4,376,819
Chart Industries *	962	138,913
Cummins	2,957	603,583
FuelCell Energy *	431,863	2,591,178
Hyster-Yale Materials Handling	2,178	83,374
Hyzon Motors *	18,534	103,419
Nikola *	9,501	75,058
Plug Power *	133,594	3,378,592
		11,682,451
Materials — 2.0%
Air Products & Chemicals	2,397	566,411
TOTAL UNITED STATES		12,248,862
TOTAL COMMON STOCK
(Cost $37,067,159)		28,150,567

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Hydrogen ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 8.1%
U.S. Treasury Bill
0.000%, 03/01/22(A)
(Cost $2,300,000)	$2,300,000	$2,300,000
TOTAL INVESTMENTS — 107.7%
(Cost $39,367,159)		$30,450,567

Percentages are based on Net Assets of $28,265,775.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,150,567	$—	$—	$28,150,567
U.S. Treasury Obligation	—	2,300,000	—	2,300,000
Total Investments in Securities	$28,150,567	$2,300,000	$—	$30,450,567

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 1.1%
Information Technology — 1.1%
Canadian Solar *	3,403	$107,739

CHINA — 57.8%
Industrials — 7.5%
ReneSola ADR *	4,587	27,568
Sungrow Power Supply, Cl A	35,100	673,631
		701,199
Information Technology — 46.2%
Daqo New Energy ADR *	5,259	252,222
Flat Glass Group, Cl H	31,300	128,986
Hangzhou First Applied Material, Cl A	22,200	417,402
JA Solar Technology, Cl A	43,600	656,142
Jiangsu Akcome Science & Technology, Cl A *	258,600	167,209
JinkoSolar Holding ADR *	3,397	171,922
LONGi Green Energy Technology, Cl A *	65,100	801,318
Risen Energy, Cl A	40,600	172,180
Shenzhen SC New Energy Technology, Cl A	19,900	277,149
Tianjin Zhonghuan Semiconductor, Cl A	112,400	854,668
Xinyi Solar Holdings	236,300	427,014
		4,326,212
Utilities — 4.1%
CECEP Solar Energy, Cl A	194,600	309,325
GCL New Energy Holdings *	764,300	16,824
Xinyi Energy Holdings	113,700	58,205
		384,354
TOTAL CHINA		5,411,765

GERMANY — 1.9%
Information Technology — 0.3%
SMA Solar Technology	684	27,304

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.6%
Encavis	8,462	$146,085
TOTAL GERMANY		173,389

INDIA — 0.8%
Utilities — 0.8%
Azure Power Global *	4,545	75,220

JAPAN — 1.0%
Industrials — 0.4%
Abalance	709	10,625
gremz	1,239	23,451
		34,076
Utilities — 0.6%
West Holdings	1,596	59,309
TOTAL JAPAN		93,385

MALAYSIA — 0.2%
Industrials — 0.2%
Solarvest Holdings *	101,410	22,946

SOUTH AFRICA — 1.3%
Utilities — 1.3%
Scatec	8,471	122,148

SOUTH KOREA — 2.6%
Materials — 2.6%
Hanwha Solutions *	8,597	242,033

SPAIN — 1.7%
Utilities — 1.7%
Atlantica Sustainable Infrastructure	4,630	156,262

SWEDEN — 0.3%
Industrials — 0.3%
SolTech Energy Sweden *	14,329	28,922

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.7%
Information Technology — 0.7%
Meyer Burger Technology *	176,892	$67,444

TAIWAN — 2.6%
Industrials — 0.3%
Kenmec Mechanical Engineering	34,400	31,412
Information Technology — 2.3%
Gigastorage *	44,630	38,445
Motech Industries	30,100	33,123
Tainergy Tech *	25,300	30,006
TSEC *	29,100	39,547
United Renewable Energy *	98,218	71,995
		213,116
TOTAL TAIWAN		244,528

THAILAND — 0.3%
Utilities — 0.3%
Sermsang Power NVDR	80,068	29,160

TURKEY — 0.3%
Utilities — 0.3%
Esenboga Elektrik Uretim	10,780	23,521

UNITED STATES — 27.3%
Industrials — 5.9%
Array Technologies *	9,445	106,162
Beam Global *	1,112	16,135
FTC Solar *	4,863	22,905
Shoals Technologies Group, Cl A *	7,770	122,844
Sunrun *	10,015	273,209
Sunworks *	5,050	11,817
		553,072

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Solar ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — 20.1%
Enphase Energy *	4,991	$832,000
Maxeon Solar Technologies *	1,797	19,479
SolarEdge Technologies *	2,882	920,568
SunPower, Cl A *	5,905	105,877
		1,877,924
Utilities — 1.3%
Sunnova Energy International *	6,109	123,096
TOTAL UNITED STATES		2,554,092
TOTAL COMMON STOCK
(Cost $10,206,756)		9,352,554

U.S. TREASURY OBLIGATION — 5.3%
U.S. Treasury Bill
0.000%, 03/01/22(A)
(Cost $500,000)	$500,000	500,000
TOTAL INVESTMENTS — 105.2%
(Cost $10,706,756)		$9,852,554

Percentages are based on Net Assets of $9,364,997.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Solar ETF

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,108,026	$244,528	$—	$9,352,554
U.S. Treasury Obligation	—	500,000	—	500,000
Total Investments in Securities	$9,108,026	$744,528	$—	$9,852,554

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.4%
Industrials — 0.4%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia *	17,200	$18,964

CANADA — 19.0%
Utilities — 19.0%
Innergex Renewable Energy	11,367	165,170
Northland Power	16,246	516,193
TransAlta Renewables	9,234	127,042
TOTAL CANADA		808,405

CHINA — 39.6%
Industrials — 18.3%
Jinlei Technology, Cl A *	17,100	119,239
Ming Yang Smart Energy Group, Cl A	50,800	206,903
Riyue Heavy Industry, Cl A	27,700	120,282
Titan Wind Energy Suzhou, Cl A	67,900	222,531
Xinjiang Goldwind Science & Technology, Cl H	67,200	109,568
		778,523
Materials — 4.8%
Sinoma Science & Technology, Cl A	43,300	204,354
Utilities — 16.5%
CECEP Wind-Power, Cl A	214,300	191,885
China Datang Renewable Power, Cl H	206,000	77,774
China Longyuan Power Group, Cl H	211,600	433,290
		702,949
TOTAL CHINA		1,685,826

DENMARK — 24.0%
Industrials — 11.3%
Vestas Wind Systems	14,679	482,092

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 12.7%
Orsted	4,167	$541,879
TOTAL DENMARK		1,023,971

GERMANY — 4.1%
Industrials — 4.1%
Nordex *	9,715	173,609

GREECE — 1.6%
Utilities — 1.6%
Terna Energy	4,585	66,537

HONG KONG — 2.3%
Industrials — 1.0%
Cadeler *	4,622	17,484
China High Speed Transmission Equipment Group *	35,300	26,790
		44,274
Utilities — 1.3%
Concord New Energy Group	570,000	53,253
TOTAL HONG KONG		97,527

INDIA — 1.3%
Utilities — 1.3%
ReNew Energy Global, Cl A *	7,178	56,706

NORWAY — 0.1%
Industrials — 0.1%
Aker Offshore Wind *	24,773	6,874

SOUTH KOREA — 3.1%
Industrials — 3.1%
CS Bearing *	731	9,302
CS Wind	2,075	102,857
Unison *	8,959	19,597
TOTAL SOUTH KOREA		131,756

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Wind Energy ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SWEDEN — 0.3%
Industrials — 0.3%
Eolus Vind, Cl B	1,711	$14,746

SWITZERLAND — 1.0%
Materials — 1.0%
Gurit Holding	26	42,906

TAIWAN — 1.2%
Materials — 1.2%
Century Iron & Steel Industrial	13,000	50,312

UNITED STATES — 1.9%
Industrials — 1.9%
Infrastructure and Energy Alternatives *	3,433	37,351
TPI Composites *	3,129	42,304
TOTAL UNITED STATES		79,655
TOTAL COMMON STOCK
(Cost $4,697,073)		4,257,794

U.S. TREASURY OBLIGATION — 5.9%
U.S. Treasury Bill
0.000%, 03/01/22(A)
(Cost $250,000)	$250,000	250,000
TOTAL INVESTMENTS — 105.8%
(Cost $4,947,073)		$4,507,794
Percentages are based on Net Assets of $4,260,554.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Wind Energy ETF

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,188,518	$69,276	$—	$4,257,794
U.S. Treasury Obligation	—	250,000	—	250,000
Total Investments in Securities	$4,188,518	$319,276	$—	$4,507,794

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-1200

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 53.2%
Angola — 0.5%
Angolan Government International Bond
9.500%, 11/12/25	$200,000	$213,392
8.250%, 05/09/28	400,000	398,000
		611,392
Argentina — 1.4%
Argentine Republic Government International Bond
2.500%, 3.500%, 07/09/22, 07/09/41(A)	1,400,000	476,560
2.000%, 3.875%, 07/09/22, 01/09/38(A)	2,000,000	740,160
1.125%, 1.500%, 07/09/22, 07/09/35(A)	2,300,000	685,607
		1,902,327
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond
4.750%, 03/18/24	200,000	206,192

Bahrain — 0.7%
Bahrain Government International Bond
7.000%, 01/26/26	200,000	214,324
7.000%, 10/12/28	200,000	211,509
6.750%, 09/20/29	200,000	205,384
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	265,500
		896,717
Brazil — 1.9%
Brazilian Government International Bond
5.625%, 02/21/47	200,000	188,984
4.500%, 05/30/29	1,000,000	990,210
3.875%, 06/12/30	1,200,000	1,121,472
2.875%, 06/06/25	200,000	199,082
		2,499,748
Chile — 2.0%
Chile Government International Bond
4.000%, 01/31/52	500,000	490,950
3.500%, 01/31/34	1,000,000	990,970
3.500%, 01/25/50	200,000	181,506
3.240%, 02/06/28	1,000,000	1,013,880
		2,677,306

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 4.1%
Colombia Government International Bond
5.200%, 05/15/49	$1,000,000	$845,350
5.000%, 06/15/45	800,000	667,024
4.500%, 01/28/26	200,000	202,462
4.125%, 05/15/51	1,200,000	901,548
4.125%, 02/22/42	600,000	467,964
3.250%, 04/22/32	1,000,000	836,660
3.125%, 04/15/31	1,400,000	1,186,668
3.000%, 01/30/30	400,000	344,436
		5,452,112
Dominican Republic — 1.6%
Dominican Republic International Bond
6.850%, 01/27/45	400,000	391,404
6.500%, 02/15/48	400,000	375,400
6.400%, 06/05/49	400,000	369,004
6.000%, 07/19/28	200,000	206,302
5.950%, 01/25/27	400,000	414,604
5.875%, 01/30/60	200,000	168,602
5.500%, 01/27/25	200,000	208,502
		2,133,818
Ecuador — 1.0%
Ecuador Government International Bond
1.000%, 2.500%, 07/31/22, 07/31/35(A)	600,000	421,506
0.500%, 1.500%, 07/31/22, 07/31/40(A)	1,400,000	857,864
		1,279,370
Egypt — 2.0%
Egypt Government International Bond
8.875%, 05/29/50	700,000	549,906
8.700%, 03/01/49	800,000	624,499
7.903%, 02/21/48	600,000	440,302
7.625%, 05/29/32	400,000	333,920
Egypt Government International Bond MTN
7.600%, 03/01/29	400,000	358,152
5.875%, 02/16/31	400,000	309,664
		2,616,443
El Salvador — 0.1%
El Salvador Government International Bond
7.125%, 01/20/50(B)	200,000	98,500

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ghana — 0.6%
Ghana Government International Bond
8.950%, 03/26/51	$400,000	$258,874
8.627%, 06/16/49	600,000	384,665
8.125%, 03/26/32	200,000	133,519
		777,058
Hungary — 0.6%
Hungary Government International Bond
5.375%, 03/25/24	400,000	423,655
3.125%, 09/21/51	200,000	164,261
2.125%, 09/22/31	200,000	180,051
		767,967
India — 0.5%
Export-Import Bank of India
3.875%, 02/01/28	600,000	613,564

Indonesia — 0.9%
Indonesia Government International Bond
3.500%, 01/11/28	600,000	618,850
2.950%, 01/11/23	200,000	201,908
Indonesia Government International Bond MTN
4.750%, 01/08/26	200,000	214,576
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/24	200,000	209,716
		1,245,050
Ivory Coast — 1.0%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,400,000	1,343,628

Jordan — 0.3%
Jordan Government International Bond
5.750%, 01/31/27	400,000	401,500

Kazakhstan — 0.2%
Kazakhstan Government International Bond MTN
5.125%, 07/21/25	200,000	214,246

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/48	400,000	345,400
6.875%, 06/24/24	200,000	206,592
		551,992

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kuwait — 0.5%
Kuwait International Government Bond
3.500%, 03/20/27	$600,000	$634,596

Mexico — 1.4%
Mexico Government International Bond
5.000%, 04/27/51	600,000	608,286
4.750%, 04/27/32	600,000	639,600
3.750%, 01/11/28	400,000	412,736
2.659%, 05/24/31	200,000	183,910
		1,844,532
Morocco — 1.0%
Morocco Government International Bond
4.000%, 12/15/50	1,200,000	946,500
3.000%, 12/15/32	200,000	173,750
2.375%, 12/15/27	200,000	183,560
		1,303,810
Nigeria — 1.9%
Nigeria Government International Bond
9.248%, 01/21/49	600,000	558,341
8.747%, 01/21/31	800,000	781,949
Nigeria Government International Bond MTN
7.625%, 11/28/47	200,000	160,864
6.500%, 11/28/27	1,000,000	950,930
		2,452,084
Oman — 3.2%
Oman Government International Bond
7.375%, 10/28/32	200,000	222,367
6.750%, 01/17/48	400,000	383,378
6.750%, 10/28/27	800,000	857,000
6.250%, 01/25/31	600,000	622,428
5.625%, 01/17/28	500,000	509,646
5.375%, 03/08/27	600,000	608,448
4.125%, 01/17/23	200,000	201,778
Oman Government International Bond MTN
6.000%, 08/01/29	600,000	616,056
4.875%, 02/01/25	200,000	203,624
		4,224,725

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Pakistan — 0.6%
Pakistan Government International Bond
8.250%, 04/15/24	$600,000	$608,880
6.875%, 12/05/27	200,000	186,000
		794,880
Panama — 1.8%
Panama Government International Bond
4.500%, 05/15/47	400,000	393,276
3.875%, 03/17/28	500,000	515,000
3.870%, 07/23/60	1,000,000	859,330
3.750%, 03/16/25	600,000	615,990
		2,383,596
Paraguay — 0.5%
Paraguay Government International Bond
5.000%, 04/15/26	200,000	209,302
4.950%, 04/28/31	400,000	415,004
		624,306
Peru — 2.3%
Peruvian Government International Bond
8.750%, 11/21/33	600,000	874,506
5.625%, 11/18/50	200,000	249,696
4.125%, 08/25/27	600,000	631,296
3.550%, 03/10/51	200,000	181,468
3.000%, 01/15/34	200,000	184,772
2.783%, 01/23/31	1,000,000	945,990
		3,067,728
Philippines — 0.9%
Philippine Government International Bond
6.375%, 10/23/34	200,000	254,977
4.200%, 01/21/24	400,000	412,040
3.700%, 02/02/42	400,000	381,447
3.200%, 07/06/46	200,000	177,857
		1,226,321

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 4.1%
Qatar Government International Bond
4.817%, 03/14/49	$800,000	$971,136
4.500%, 04/23/28	600,000	666,000
4.400%, 04/16/50	200,000	230,589
4.000%, 03/14/29	600,000	652,995
3.875%, 04/23/23	600,000	615,907
3.750%, 04/16/30	600,000	647,700
3.400%, 04/16/25	1,000,000	1,037,098
3.250%, 06/02/26	600,000	621,240
		5,442,665
Romania — 0.3%
Romanian Government International Bond
4.000%, 02/14/51	200,000	169,000
3.000%, 02/27/27	300,000	292,310
		461,310
Russia — 0.4%
Russian Foreign Bond - Eurobond
5.250%, 06/23/47	600,000	210,000
5.100%, 03/28/35	200,000	70,000
4.750%, 05/27/26	200,000	88,932
4.250%, 06/23/27	200,000	100,000
		468,932
Saudi Arabia — 2.2%
Saudi Government International Bond
4.375%, 04/16/29	200,000	221,000
Saudi Government International Bond MTN
4.500%, 04/17/30	400,000	448,325
4.000%, 04/17/25	1,000,000	1,053,444
3.750%, 01/21/55	200,000	194,610
3.250%, 10/26/26	400,000	415,029
2.900%, 10/22/25(B)	200,000	204,734
2.250%, 02/02/33	400,000	376,200
		2,913,342
Senegal — 1.2%
Senegal Government International Bond
6.750%, 03/13/48	800,000	672,272
6.250%, 05/23/33	1,000,000	927,520
		1,599,792

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
South Africa — 1.9%
Republic of South Africa Government International Bond
4.850%, 09/30/29	$1,000,000	$974,900
4.850%, 09/27/27	1,000,000	1,006,226
4.300%, 10/12/28	600,000	576,228
		2,557,354
South Korea — 2.2%
Export-Import Bank of Korea
1.468%, ICE LIBOR USD 3 Month + 1.200%, 04/27/23 (C)	1,200,000	1,212,645
Korea Development Bank
0.300%, U.S. SOFR + 0.250%, 03/09/24 (C)	700,000	699,265
Korea Development Bank MTN
0.838%, ICE LIBOR USD 3 Month + 0.350%, 02/18/23 (C)	1,000,000	1,001,729
		2,913,639
Sri Lanka — 0.3%
Sri Lanka Government International Bond
7.550%, 03/28/30	400,000	176,000
6.750%, 04/18/28	600,000	263,790
		439,790
Turkey — 2.1%
Turkey Government International Bond
6.625%, 02/17/45	400,000	319,280
6.125%, 10/24/28	200,000	180,806
5.750%, 05/11/47	400,000	287,067
5.600%, 11/14/24	400,000	388,040
5.250%, 03/13/30	600,000	499,860
5.125%, 02/17/28	800,000	695,600
4.750%, 01/26/26	400,000	365,060
		2,735,713
Ukraine — 0.6%
Ukraine Government International Bond
7.750%, 09/01/26	400,000	133,000
7.750%, 09/01/24	400,000	130,906
7.375%, 09/25/32	1,000,000	320,250
7.253%, 03/15/33	800,000	262,800
		846,956

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
United Arab Emirates — 2.8%
Abu Dhabi Government International Bond
3.125%, 10/11/27	$800,000	$838,027
3.125%, 09/30/49	200,000	188,437
2.125%, 09/30/24	400,000	401,024
Abu Dhabi Government International Bond MTN
2.500%, 04/16/25	1,400,000	1,416,100
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	1,000,000	873,920
		3,717,508
Uruguay — 0.5%
Uruguay Government International Bond
4.375%, 10/27/27	400,000	432,600
4.375%, 01/23/31	200,000	219,352
		651,952
Vietnam — 0.5%
Vietnam Government International Bond
4.800%, 11/19/24	600,000	624,063
TOTAL SOVEREIGN DEBT
(Cost $78,926,565)		70,218,524

CORPORATE OBLIGATIONS — 33.9%
Azerbaijan — 0.8%
Energy — 0.8%
Southern Gas Corridor CJSC
6.875%, 03/24/26	1,000,000	1,117,900

Bahrain — 0.5%
Government — 0.5%
CBB International Sukuk Programme WLL
6.250%, 11/14/24	600,000	635,274

Brazil — 1.5%
Consumer Discretionary — 1.2%
B2W Digital Lux Sarl
4.375%, 12/20/30	1,000,000	865,000
Iochpe-Maxion Austria GmbH
5.000%, 05/07/28	400,000	372,000

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — continued
JSM Global Sarl
4.750%, 10/20/30	$400,000	$351,200
		1,588,200
Materials — 0.3%
Klabin Finance
4.875%, 09/19/27	400,000	408,504

Chile — 1.2%
Consumer Staples — 0.2%
Agrosuper
4.600%, 01/20/32	300,000	292,500

Energy — 0.3%
Empresa Nacional del Petroleo
4.500%, 09/14/47	400,000	340,620

Materials — 0.7%
Nacional del Cobre de Chile
3.000%, 09/30/29	1,000,000	965,960

China — 0.6%
Communication Services — 0.6%
Prosus
4.987%, 01/19/52	500,000	444,044
3.832%, 02/08/51	500,000	377,108
		821,152
Colombia — 1.3%
Energy — 1.0%
Ecopetrol
5.875%, 05/28/45	1,500,000	1,306,875

Utilities — 0.3%
Promigas ESP
3.750%, 10/16/29	400,000	359,760

India — 0.4%
Utilities — 0.4%
Adani Renewable Energy RJ MTN
4.625%, 10/15/39	558,750	523,734

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Indonesia — 1.6%
Energy — 0.2%
Pertamina Persero MTN
6.450%, 05/30/44	$200,000	$235,017

Materials — 1.2%
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	1,000,000	1,128,750
4.750%, 05/15/25	400,000	408,648
		1,537,398

Utilities — 0.2%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/27	200,000	204,760

Kazakhstan — 2.0%
Energy — 2.0%
KazMunayGas National JSC
6.375%, 10/24/48	500,000	554,030
5.750%, 04/19/47	400,000	416,880
5.375%, 04/24/30	200,000	211,800
4.750%, 04/19/27	200,000	206,000
Tengizchevroil Finance International
4.000%, 08/15/26	400,000	396,804
3.250%, 08/15/30	1,000,000	920,072
		2,705,586
Malaysia — 0.8%
Energy — 0.8%
Petronas Capital MTN
4.550%, 04/21/50	200,000	224,593
3.500%, 03/18/25	200,000	206,523
3.500%, 04/21/30	600,000	614,382
		1,045,498
Mexico — 5.8%
Consumer Discretionary — 0.3%
Nemak
3.625%, 06/28/31	400,000	361,664

Consumer Staples — 0.5%
Grupo Bimbo
4.700%, 11/10/47	600,000	653,648

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 4.5%
Petroleos Mexicanos
7.690%, 01/23/50	$1,000,000	$898,295
6.875%, 10/16/25	200,000	212,000
6.840%, 01/23/30	400,000	401,260
6.500%, 01/23/29	800,000	800,008
6.500%, 03/13/27	600,000	615,981
6.490%, 01/23/27	600,000	617,400
6.350%, 02/12/48	600,000	481,191
5.950%, 01/28/31	1,400,000	1,310,960
Petroleos Mexicanos MTN
6.875%, 08/04/26	600,000	635,652
		5,972,747
Industrials — 0.1%
Mexico City Airport Trust
3.875%, 04/30/28	200,000	195,500

Utilities — 0.4%
Comision Federal de Electricidad
3.875%, 07/26/33	600,000	532,356

Morocco — 1.2%
Materials — 1.2%
OCP
6.875%, 04/25/44	800,000	808,800
5.125%, 06/23/51	1,000,000	805,180
		1,613,980
Panama — 0.3%
Industrials — 0.3%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/61	400,000	364,000

Peru — 4.1%
Consumer Staples — 0.3%
InRetail Consumer
3.250%, 03/22/28	400,000	377,200

Energy — 2.4%
Petroleos del Peru
5.625%, 06/19/47	1,600,000	1,412,016
4.750%, 06/19/32	600,000	578,916
Transportadora de Gas del Peru
4.250%, 04/30/28	1,200,000	1,228,512
		3,219,444

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — 0.6%
Intercorp Peru
3.875%, 08/15/29	$800,000	$754,008

Utilities — 0.8%
Consorcio Transmantaro
4.700%, 04/16/34	800,000	825,120
Kallpa Generacion
4.125%, 08/16/27	200,000	198,002
		1,023,122
Qatar — 0.6%
Financials — 0.6%
QNB Finance MTN
1.315%, ICE LIBOR USD 3 Month + 1.000%, 05/02/22 (C)	850,000	850,289

Saudi Arabia — 3.2%
Energy — 2.7%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	1,400,000	1,361,388
Saudi Arabian Oil
1.625%, 11/24/25	400,000	386,520
Saudi Arabian Oil MTN
3.500%, 04/16/29	800,000	822,000
2.875%, 04/16/24	800,000	809,389
2.750%, 04/16/22	200,000	200,492
		3,579,789
Utilities — 0.5%
Acwa Power Management And Investments One
5.950%, 12/15/39	598,860	647,218

South Africa — 1.4%
Materials — 0.3%
Sasol Financing USA
5.500%, 03/18/31	400,000	383,200

Utilities — 1.1%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,400,000	1,426,017

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Supranational — 0.3%
Government — 0.3%
Africa Finance
2.875%, 04/28/28	$400,000	$383,320

Tanzania — 0.6%
Materials — 0.6%
AngloGold Ashanti Holdings
3.375%, 11/01/28	800,000	754,748

Thailand — 0.4%
Materials — 0.4%
GC Treasury Center MTN
4.300%, 03/18/51	200,000	196,958
2.980%, 03/18/31	400,000	383,676
		580,634
United Arab Emirates — 3.2%
Financials — 2.0%
First Abu Dhabi Bank PJSC MTN
1.189%, ICE LIBOR USD 3 Month + 0.850%, 08/08/23 (C)	1,800,000	1,800,900
1.131%, ICE LIBOR USD 3 Month + 0.900%, 07/08/24 (C)	600,000	600,882
MDGH - GMTN BV MTN
2.500%, 05/21/26 (C)	200,000	198,900
		2,600,682
Government — 0.7%
Sharjah Sukuk Program
3.234%, 10/23/29	400,000	396,228
2.942%, 06/10/27	600,000	593,370
		989,598
Industrials — 0.5%
DP World Crescent
3.908%, 05/31/23	200,000	203,840
DP World Crescent MTN
4.848%, 09/26/28	400,000	435,314
		639,154

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
United States — 2.1%
Financials — 2.1%
Goldman Sachs Group
1.214%, ICE LIBOR USD 3 Month + 0.750%, 02/23/23 (C)	$1,000,000	$1,003,506
Morgan Stanley MTN
1.659%, ICE LIBOR USD 3 Month + 1.400%, 10/24/23 (C)	1,000,000	1,007,514
1.559%, ICE LIBOR USD 3 Month + 1.220%, 05/08/24 (C)	800,000	807,414
		2,818,434
TOTAL CORPORATE OBLIGATIONS
(Cost $47,487,279)		44,809,490

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Notes
0.375%, 11/30/25	1,500,000	1,427,461
0.125%, 02/28/23	1,400,000	1,386,875
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,866,802)		2,814,336
TOTAL INVESTMENTS — 89.2%
(Cost $129,280,646)		$117,842,350

Percentages are based on Net Assets of $132,111,300.

(A)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $303,234, representing 0.2% of the Net Assets of the Fund.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

CJSC — Closed Joint Stock Company
GMTN — Global Medium Term Note
ICE — Intercontinental Exchange
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rate

Schedule of Investments	February 28, 2022 (Unaudited)

Global X Emerging Markets Bond ETF

MTN — Medium Term Note PJSC — Public Joint Stock Company SOC — State Owned Company SOFR — Secured Overnight Financing Rate USD — U.S. Dollar

As of February 28, 2022, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — 94.0%
CHINA — 91.8%
Communication Services — 8.9%
Bilibili ADR *	1,240	$39,196
NetEase	2,300	44,889
Tencent Holdings	3,700	199,450
		283,535
Consumer Discretionary — 14.7%
Alibaba Group Holding *	9,400	125,354
BYD, Cl H	4,500	136,721
Fuyao Glass Industry Group, Cl H	10,800	52,800
JD.com, Cl A *	176	6,289
Meituan, Cl B *	2,600	57,299
XPeng, Cl A *	5,200	89,909
		468,372
Consumer Staples — 1.8%
Tongwei, Cl A	8,700	59,149

Financials — 2.8%
East Money Information, Cl A	14,700	62,294
Lufax Holding ADR *	4,247	27,478
		89,772
Health Care — 13.0%
Hangzhou Tigermed Consulting, Cl A	2,200	35,486
Innovent Biologics *	8,000	35,783
Jiangsu Hengrui Medicine, Cl A	7,460	47,385
Ping An Healthcare and Technology *	18,500	57,060
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,500	77,760
WuXi AppTec, Cl H	5,020	71,185
Wuxi Biologics Cayman *	11,000	90,450
		415,109
Industrials — 25.0%
Contemporary Amperex Technology, Cl A	1,100	92,979
Estun Automation, Cl A	9,100	33,948
Eve Energy, Cl A	3,700	52,480
Guangzhou KDT Machinery, Cl A	9,700	41,736
Han's Laser Technology Industry Group, Cl A	12,100	93,348

Schedule of Investments	February 28, 2022 (Unaudited)

Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ming Yang Smart Energy Group, Cl A	5,800	$23,623
NARI Technology, Cl A	13,600	76,190
Riyue Heavy Industry, Cl A	6,570	28,529
SF Holding, Cl A	6,200	59,347
Shenzhen Inovance Technology, Cl A	4,400	44,391
Sungrow Power Supply, Cl A	2,700	51,818
Suzhou Maxwell Technologies, Cl A	500	43,352
Wuxi Lead Intelligent Equipment, Cl A	9,580	102,070
ZTO Express Cayman ADR	1,853	54,552
		798,363
Information Technology — 24.4%
GDS Holdings ADR *	724	32,232
GoerTek, Cl A	13,900	96,441
Hua Hong Semiconductor *	24,000	124,397
Iflytek	8,500	65,993
LONGi Green Energy Technology, Cl A	11,740	144,508
Luxshare Precision Industry, Cl A	10,400	71,580
NavInfo, Cl A *	26,200	71,043
Will Semiconductor Shanghai, Cl A	1,200	46,747
Xiaomi, Cl B *	23,200	43,528
Xinyi Solar Holdings	46,000	83,126
		779,595
Materials — 1.2%
Ganfeng Lithium, Cl H	2,200	37,025
TOTAL CHINA		2,930,920
HONG KONG — 2.2%
Health Care — 2.2%
Sino Biopharmaceutical	113,000	72,020
TOTAL COMMON STOCK
(Cost $3,839,636)		3,002,940
TOTAL INVESTMENTS — 94.0%
(Cost $3,839,636)		$3,002,940

Percentages are based on Net Assets of $3,193,456.

*	Non-income producing security.

Schedule of Investments	February 28, 2022 (Unaudited)

Global X China Innovation ETF

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-009-0400